ALPS|CoreCommodity Management

CompleteCommodities® Strategy Fund

CONSOLIDATED STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (22.44%)
Argentina (0.14%)
Transportadora de Gas del Sur SA, ADR(a)	36,500	$205,130
YPF SA, Sponsored ADR(a)	73,592	458,478
		663,608

Australia (2.33%)
Alumina, Ltd.	310,907	337,633
Beach Energy, Ltd.	278,659	281,709
BHP Group, Ltd.	6,563	172,318
BlueScope Steel, Ltd.	131,780	1,053,540
Costa Group Holdings, Ltd.	104,343	222,898
Fortescue Metals Group, Ltd.	26,544	330,169
GrainCorp, Ltd., Class A(a)	85,256	227,198
IGO, Ltd.	132,309	434,829
Iluka Resources, Ltd.	100,615	650,553
Incitec Pivot, Ltd.	400,411	527,805
Mineral Resources, Ltd.	56,942	1,047,159
Nufarm, Ltd.(a)	147,504	423,644
OceanaGold Corp.(a)	204,900	536,936
Oil Search, Ltd.	73,894	154,157
OZ Minerals, Ltd.	108,804	1,059,527
Regis Resources, Ltd.	93,204	374,899
Sandfire Resources NL	78,872	266,536
Santos, Ltd.	163,542	615,760
South32, Ltd.	823,504	1,212,003
St Barbara, Ltd.	162,515	388,964
Washington H Soul Pattinson & Co., Ltd.	18,381	256,736
Whitehaven Coal, Ltd.	200,968	198,860
Woodside Petroleum, Ltd.	18,740	267,909
		11,041,742

Austria (0.13%)
OMV AG(a)	6,908	217,429
voestalpine AG	18,655	411,916
		629,345

Brazil (0.84%)
BRF SA, ADR(a)	141,840	564,523
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	56,688	655,313
Gerdau SA, Sponsored ADR	342,231	1,143,052
Petroleo Brasileiro SA, Sponsored ADR	16,177	140,255
Vale SA, Sponsored ADR	127,861	1,488,302
		3,991,445

Canada (1.98%)
B2Gold Corp.	59,884	413,200
Ballard Power Systems, Inc.(a)	32,985	469,047
Cameco Corp.	50,010	508,102
Canadian Solar, Inc.(a)	19,387	429,228
Centerra Gold, Inc.	33,100	415,155
First Quantum Minerals, Ltd.	61,900	523,131
	Shares	Value (Note 2)
Canada (continued)
Hudbay Minerals, Inc.	180,500	$567,326
IAMGOLD Corp.(a)	84,106	418,848
Kinross Gold Corp.(a)	28,621	268,179
Kirkland Lake Gold, Ltd.	3,000	163,836
Lundin Mining Corp.	25,300	141,663
Nutrien, Ltd.	38,900	1,266,802
Osisko Gold Royalties, Ltd.	14,719	172,654
Parex Resources, Inc.(a)	56,800	686,969
Pretium Resources, Inc.(a)	45,762	433,366
Sandstorm Gold, Ltd.(a)	36,048	346,782
SSR Mining, Inc.(a)	18,657	447,768
Teck Resources, Ltd., Class B	133,717	1,354,552
Torex Gold Resources, Inc.(a)	21,700	380,554
		9,407,162

Chile (0.15%)
Antofagasta PLC	53,247	716,173

China (0.42%)
China Petroleum & Chemical Corp., ADR	5,780	245,708
CNOOC, Ltd., Sponsored ADR	3,929	415,099
Daqo New Energy Corp., ADR(a)	5,342	592,481
JinkoSolar Holding Co., Ltd., ADR(a)	23,496	449,948
PetroChina Co., Ltd., ADR	8,809	303,470
		2,006,706

Colombia (0.09%)
Ecopetrol SA, Sponsored ADR	35,996	418,993

Denmark (0.21%)
FLSmidth & Co. A/S(a)	9,925	294,451
Vestas Wind Systems A/S	5,391	692,285
		986,736

Faroe Islands (0.09%)
Bakkafrost P/F(a)	6,869	416,207

Finland (0.12%)
Metso Outotec Oyj	43,438	281,424
Outokumpu Oyj(a)	104,738	281,298
		562,722

France (0.09%)
TOTAL SE, Sponsored ADR	11,457	431,471

Germany (0.27%)
K+S AG	70,154	463,930
Nordex SE(a)	10,156	104,978
Salzgitter AG(a)	10,429	142,996
thyssenkrupp AG(a)	17,747	137,347
Varta AG(a)	3,960	442,680
		1,291,931

Great Britain (0.72%)
Anglo American PLC	17,974	440,021
BP PLC, Sponsored ADR	35,673	786,233
CNH Industrial N.V.(a)	64,438	437,534

	Shares	Value (Note 2)
Great Britain (continued)
Kazakhmys PLC	16,882	$119,465
Pentair PLC	895	38,351
Rio Tinto PLC, Sponsored ADR	2,930	178,847
Severn Trent PLC	16,661	534,328
Subsea 7 SA(a)	50,511	378,700
United Utilities Group PLC	43,789	515,880
		3,429,359

India (0.04%)
Vedanta, Ltd., ADR	27,652	166,465

Israel (0.09%)
SolarEdge Technologies, Inc.(a)	2,438	426,894

Italy (0.09%)
Eni SpA, Sponsored ADR	10,981	193,485
ERG SpA	10,237	248,168
		441,653

Japan (1.60%)
Daido Steel Co., Ltd.	6,200	173,428
GS Yuasa Corp.	21,600	332,606
Hitachi Metals, Ltd.	34,000	440,678
Inpex Corp.	207,133	1,172,297
Japan Petroleum Exploration Co., Ltd.	19,200	308,346
JFE Holdings, Inc.	10,200	65,909
Kobe Steel, Ltd.(a)	77,200	246,503
Kubota Corp.	64,500	916,119
Kurita Water Industries, Ltd.	10,016	267,680
Maruha Nichiro Corp.	5,600	106,916
Maruichi Steel Tube, Ltd.	5,300	124,821
Morinaga Milk Industry Co., Ltd.	6,500	302,111
Nippon Steel Corp.	99,290	804,319
Nippon Suisan Kaisha, Ltd.	65,500	271,640
Sumitomo Forestry Co., Ltd.	28,759	321,673
Sumitomo Metal Mining Co., Ltd.	35,700	1,056,953
Toho Titanium Co., Ltd.	17,800	94,167
Tokyo Steel Manufacturing Co., Ltd.	50,500	282,901
Yamato Kogyo Co., Ltd.	14,400	291,659
		7,580,726

Luxembourg (0.34%)
APERAM SA	14,100	399,284
ArcelorMittal(a)	13,403	147,031
ArcelorMittal SA(a)	5,056	55,627
Tenaris SA, ADR	63,113	738,422
Ternium SA, Sponsored ADR(a)	19,564	281,917
		1,622,281

Malaysia (0.12%)
Lynas Corp., Ltd.(a)	361,944	576,657

Mexico (0.15%)
Grupo Mexico SAB de CV, Series B	277,700	703,390

Monaco (0.05%)
Endeavour Mining Corp.(a)	9,058	244,058
	Shares	Value (Note 2)
Netherlands (0.29%)
Core Laboratories N.V.	24,311	$518,554
OCI N.V.(a)	15,679	184,876
Royal Dutch Shell PLC, Class A, Sponsored ADR	6,115	182,288
Royal Dutch Shell PLC, Class B	2,551	36,091
SBM Offshore N.V.	27,872	431,247
		1,353,056

Norway (1.51%)
Aker BP ASA	34,645	646,892
DNO ASA	516,958	324,879
Equinor ASA	79,410	1,171,715
Leroy Seafood Group ASA	70,514	408,743
Mowi ASA	54,411	979,199
NEL ASA(a)	476,921	978,013
Norsk Hydro ASA(a)	361,985	1,010,170
Salmar ASA(a)	12,666	600,608
TGS NOPEC Geophysical Co. ASA	21,048	308,950
Yara International ASA	17,169	717,367
		7,146,536

Peru (0.36%)
Cia de Minas Buenaventura SAA, ADR	24,873	294,994
Southern Copper Corp.	32,636	1,426,519
		1,721,513

Russia (0.01%)
Evraz PLC	18,181	68,660

Singapore (0.10%)
Wilmar International, Ltd.	137,461	462,205

South Africa (0.56%)
Anglo Platinum, Ltd.	4,780	364,677
Exxaro Resources, Ltd.	41,150	323,422
Gold Fields, Ltd., Sponsored ADR	31,055	406,510
Impala Platinum Holdings, Ltd.	54,000	476,637
Kumba Iron Ore, Ltd.	15,133	486,912
Sasol, Ltd.(a)	77,701	619,290
		2,677,448

South Korea (0.06%)
POSCO, Sponsored ADR	6,691	267,774

Spain (0.24%)
Acerinox SA(a)	44,206	376,693
Repsol SA	21,441	166,188
Siemens Gamesa Renewable Energy SA	24,558	574,948
		1,117,829

Sweden (0.85%)
Boliden AB	38,876	1,053,334
Epiroc AB, Class A	59,249	825,274
Lundin Energy AB	21,777	501,747
PowerCell Sweden AB(a)	11,159	324,083
SSAB AB, A Shares(a)	190,388	559,002

	Shares	Value (Note 2)
Sweden (continued)
Svenska Cellulosa AB SCA, Class B(a)	65,044	$783,761
		4,047,201

Switzerland (0.07%)
Glencore PLC	151,895	347,239

United States (8.33%)
AGCO Corp.	19,675	1,291,270
Alacer Gold Corp.(a)	49,600	383,262
Alcoa Corp.(a)	60,416	785,408
Allegheny Technologies, Inc.(a)	8,381	72,831
American States Water Co.	341	26,216
American Water Works Co., Inc.	201	29,601
Archer-Daniels-Midland Co.	7,485	320,583
Archrock, Inc.	15,155	100,932
Baker Hughes Co.	13,729	212,662
Bunge, Ltd.	5,742	249,432
Cabot Oil & Gas Corp.	19,208	359,190
California Water Service Group	8,661	405,941
Cal-Maine Foods, Inc.(a)	14,471	635,928
Century Aluminum Co.(a)	5,584	48,637
CF Industries Holdings, Inc.	40,717	1,275,664
ChampionX Corp.(a)	42,298	402,254
Chevron Corp.	7,427	623,422
Cleveland-Cliffs, Inc.	165,255	856,021
Commercial Metals Co.	29,628	612,707
Compass Minerals International, Inc.	7,430	378,484
ConocoPhillips	25,182	941,555
Corteva, Inc.	34,389	982,150
Deere & Co.	3,196	563,487
Devon Energy Corp.	43,208	453,252
Dril-Quip, Inc.(a)	2,365	78,731
Enphase Energy, Inc.(a)	10,981	662,813
EOG Resources, Inc.	27,505	1,288,609
Evoqua Water Technologies Corp.(a)	30,618	588,784
Exxon Mobil Corp.	17,179	722,892
First Solar, Inc.(a)	7,288	434,000
FMC Corp.	9,431	1,000,158
Freeport-McMoRan, Inc.	84,491	1,091,624
Fresh Del Monte Produce, Inc.	10,904	246,212
Green Plains, Inc.(a)	18,901	244,390
Halliburton Co.	39,187	561,550
Harsco Corp.(a)	20,191	322,248
Helix Energy Solutions Group, Inc.(a)	72,857	305,271
Helmerich & Payne, Inc.	54,998	980,614
Hess Corp.	1,266	62,300
HollyFrontier Corp.	22,080	607,200
Ingredion, Inc.	9,009	779,279
Kinder Morgan, Inc.	5,763	81,258
Laredo Petroleum, Inc.(a)	20,434	309,779
Livent Corp.(a)	76,648	480,583
Magnolia Oil & Gas Corp.(a)	91,528	547,337
Marathon Oil Corp.	205,412	1,127,712
Marathon Petroleum Corp.	24,420	932,844
Murphy Oil Corp.	18,288	241,584
Nabors Industries, Ltd.	1,910	81,003
National Oilwell Varco, Inc.	14,052	161,739
New WEI, Inc.(a)	68,768	103
Newmont Corp.	6,583	455,544
	Shares	Value (Note 2)
United States (continued)
NexTier Oilfield Solutions, Inc.(a)	35,941	$90,571
Occidental Petroleum Corp.	14,527	228,656
Oceaneering International, Inc.(a)	15,572	87,515
Patterson-UTI Energy, Inc.	187,413	726,225
PDC Energy, Inc.(a)	67,573	963,591
Phillips 66	8,398	520,844
Pilgrim’s Pride Corp.(a)	45,023	691,103
Plug Power, Inc.(a)	75,715	583,763
PotlatchDeltic Corp., REIT	16,439	703,754
ProPetro Holding Corp.(a)	49,120	263,774
Rayonier, Inc., REIT	22,544	626,272
Renewable Energy Group, Inc.(a)	21,902	604,057
RPC, Inc.(a)	140,085	416,052
Sanderson Farms, Inc.	1,169	130,338
Schlumberger, Ltd.	18,031	327,082
Steel Dynamics, Inc.	31,277	857,303
SunPower Corp.(a)	41,418	386,430
Sunrun, Inc.(a)	1,332	48,871
TPI Composites, Inc.(a)	13,921	356,099
Tyson Foods, Inc., Class A	32,253	1,981,947
United States Steel Corp.	63,401	422,251
Valero Energy Corp.	15,840	890,683
Vivint Solar, Inc.(a)	48,059	977,520
Warrior Met Coal, Inc.	10,153	161,636
Williams Cos., Inc.	1,855	35,486
		39,488,873

TOTAL COMMON STOCKS
(Cost $117,387,471)		106,454,058

MASTER LIMITED PARTNERSHIPS (0.13%)
United States (0.13%)
Alliance Resource Partners LP	22,642	74,266
Black Stone Minerals LP	28,575	200,310
Energy Transfer LP	4,974	32,580
Enterprise Products Partners LP	10,676	187,898
Magellan Midstream Partners LP	2,054	83,166
MPLX LP	1,555	28,410
Plains All American Pipeline LP	3,090	23,608
		630,238

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,574,981)		630,238

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (65.54%)
U.S. Treasury Bonds (65.54%)
United States Treasury Inflation Indexed Bonds
0.125%, 4/15/21(b)	$20,013,300	$20,142,737
0.625%, 7/15/21(b)	116,438,024	118,524,921
0.125%, 1/15/22	116,226,306	118,257,491

	Principal Amount	Value (Note 2)
United States Treasury Notes
1.250%, 3/31/21(b)	$53,500,000	$53,904,385
		310,829,534
TOTAL GOVERNMENT BONDS
(Cost $306,772,790)		310,829,534

Value
(Note 2)
TOTAL INVESTMENTS (88.11%)
(Cost $425,735,242)	$417,913,830

Other Assets In Excess Of Liabilities (11.89%)	56,397,407
NET ASSETS - 100.00%	$474,311,237

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $23,385,556.

For Fund compliance purposes, the Fund’s industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	646	08/28/20	$28,113,920	$20
Gold 100oz Future	Morgan Stanley	Long	92	10/28/20	18,159,880	617,412
Gold 100oz Future	Morgan Stanley	Long	61	12/29/20	12,113,990	93,989
Hard Red Winter Wheat Future	Morgan Stanley	Long	70	09/14/20	1,548,750	19,978
LME Aluminum Future	Morgan Stanley	Long	411	08/17/20	17,297,963	348,052
LME Aluminum Future	Morgan Stanley	Short	(411)	09/14/20	(17,434,106)	712,814
LME Copper Future	Morgan Stanley	Long	209	08/17/20	33,557,563	988,171
LME Nickel Future	Morgan Stanley	Long	90	08/17/20	7,423,920	150,646
LME Zinc Future	Morgan Stanley	Long	82	08/17/20	4,738,575	385,141
Natural Gas Future	Morgan Stanley	Long	856	08/27/20	15,399,440	129,344
Platinum Future	Morgan Stanley	Long	225	10/28/20	10,337,625	1,019,187
Silver Future	Morgan Stanley	Long	217	09/28/20	26,274,360	6,550,536
Soybean Future	Morgan Stanley	Long	297	11/13/20	13,253,625	195,410
Soybean Meal Future	Morgan Stanley	Long	96	09/14/20	2,795,520	10,523
Wheat Future	Morgan Stanley	Long	64	09/14/20	1,700,000	148,642
WTI Crude Future	Morgan Stanley	Long	270	09/22/20	10,953,900	2,847,607
					$186,234,925	$14,217,472

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Depreciation
Cocoa Future	Morgan Stanley	Short	(139)	09/15/20	$(3,336,000)	$(3,236)
Copper Future	Morgan Stanley	Short	(439)	09/28/20	(31,476,300)	(2,966,822)
Corn Future	Morgan Stanley	Long	136	09/14/20	2,148,800	(131,198)
LME Aluminum Future	Morgan Stanley	Short	(92)	12/14/20	(3,952,550)	(181,991)
LME Nickel Future	Morgan Stanley	Short	(38)	09/14/20	(3,138,078)	(127,002)
Low Sulphur Gasoil Future	Morgan Stanley	Long	192	08/12/20	7,008,000	(9,619)
NY Harbor ULSD Future	Morgan Stanley	Short	(142)	08/31/20	(7,299,936)	(747,061)
Sugar #11	Morgan Stanley	Short	(120)	09/30/20	(1,698,816)	(105,399)
WTI Crude Future	Morgan Stanley	Short	(646)	08/20/20	(26,014,420)	(5,636,804)
WTI Crude Future	Morgan Stanley	Short	(270)	11/20/20	(11,129,400)	(2,960,037)
					$(78,888,700)	$(12,869,169)

Total Return Swap Contracts (a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate Paid by Fund	Termination Date	Value	Unrealized Appreciation (Depreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$75,022,214	USB3MTA + 30 bps*	6/30/2021	$75,022,739	$525
UBS	CRB 3m Fwd TR Index**	65,396,410	USB3MTA + 25 bps*	11/30/2020	65,396,413	3
Societe Generale	CRB 3m Fwd TR Index**	38,322,343	USB3MTA + 28 bps*	11/30/2020	38,322,345	2
Citigroup	CRB 3m Fwd TR Index**	81,135,418	USB3MTA + 24 bps*	9/30/2020	81,135,423	5
		$259,876,386			$259,876,920	$535

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.

*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.

**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India Growth Fund

STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (97.82%)
Communication Services (2.89%)
Wireless Telecommunication Services (2.89%)
Bharti Airtel, Ltd.	587,741	$4,353,115

TOTAL COMMUNICATION SERVICES		4,353,115

Consumer Discretionary (10.57%)
Auto Components (1.77%)
Motherson Sumi Systems, Ltd.	664,012	841,225
MRF, Ltd.	2,224	1,817,860
		2,659,085

Automobiles (3.86%)
Hero MotoCorp, Ltd.	53,809	1,916,628
Mahindra & Mahindra, Ltd.	210,000	1,699,302
Maruti Suzuki India, Ltd.	26,294	2,197,655
		5,813,585

Hotels, Restaurants & Leisure (0.83%)
Jubilant Foodworks, Ltd.	54,753	1,257,248

Household Durables (1.50%)
Crompton Greaves Consumer Electricals, Ltd.	691,428	2,251,295

Textiles, Apparel & Luxury Goods (2.61%)
Page Industries, Ltd.	6,197	1,638,765
Titan Co., Ltd.	164,305	2,285,143
		3,923,908

TOTAL CONSUMER DISCRETIONARY		15,905,121

Consumer Staples (7.68%)
Beverages (0.43%)
United Breweries, Ltd.	51,283	651,684

Food Products (2.36%)
Britannia Industries, Ltd.	69,489	3,546,578

Household Products (2.62%)
Hindustan Unilever, Ltd.	133,453	3,936,762

Personal Products (2.27%)
Dabur India, Ltd.	318,398	2,181,950
Emami, Ltd.	387,295	1,241,253
		3,423,203

TOTAL CONSUMER STAPLES		11,558,227

Energy (10.57%)
Oil, Gas & Consumable Fuels (10.57%)
Bharat Petroleum Corp., Ltd.	459,328	2,534,306
Petronet LNG, Ltd.	727,746	2,408,465
	Shares	Value (Note 2)
Oil, Gas & Consumable Fuels (continued)
Reliance Industries, Ltd.	407,667	$10,959,041
		15,901,812

TOTAL ENERGY		15,901,812

Financials (28.12%)
Banks (13.86%)
AU Small Finance Bank, Ltd.(a)(b)	263,399	2,590,843
Axis Bank, Ltd.	558,220	3,211,316
HDFC Bank, Ltd., ADR(c)	92,290	4,314,558
HDFC Bank, Ltd.	315,497	4,358,015
ICICI Bank, Ltd., Sponsored ADR(c)	306,411	2,877,199
ICICI Bank, Ltd.(c)	754,034	3,509,004
		20,860,935

Capital Markets (0.74%)
Nippon Life India Asset Management, Ltd.(a)(b)	312,955	1,109,270

Consumer Finance (3.56%)
Bajaj Finance, Ltd.	67,042	2,910,880
SBI Cards & Payment Services, Ltd.	252,112	2,449,715
		5,360,595

Insurance (4.42%)
HDFC Life Insurance Co., Ltd.(a)(b)(c)	231,356	1,938,637
ICICI Lombard General Insurance Co., Ltd.(a)(b)	121,087	2,106,902
SBI Life Insurance Co., Ltd.(a)(b)(c)	213,667	2,602,174
		6,647,713

Thrifts & Mortgage Finance (5.54%)
Aavas Financiers, Ltd.(c)	207,093	3,773,742
Housing Development Finance Corp., Ltd.	192,158	4,569,993
		8,343,735

TOTAL FINANCIALS		42,322,248

Health Care (5.73%)
Pharmaceuticals (5.73%)
Alkem Laboratories, Ltd.	39,877	1,419,975
Aurobindo Pharma, Ltd.	280,916	3,293,417
Cadila Healthcare, Ltd.	390,371	2,029,488
Cipla, Ltd.	196,006	1,884,429
		8,627,309

TOTAL HEALTH CARE		8,627,309

Industrials (8.69%)
Air Freight & Logistics (0.56%)
Mahindra Logistics, Ltd.(a)(b)	214,062	850,262

Building Products (2.20%)
Astral Poly Technik, Ltd.	106,972	1,377,597

	Shares	Value (Note 2)
Building Products (continued)
Kajaria Ceramics, Ltd.	356,577	$1,931,268
		3,308,865

Construction & Engineering (2.40%)
Kalpataru Power Transmission, Ltd.	387,956	1,187,277
Larsen & Toubro, Ltd.	198,435	2,419,709
		3,606,986

Electrical Equipment (1.19%)
V-Guard Industries, Ltd.	821,107	1,785,119

Machinery (1.23%)
Cummins India, Ltd.	142,970	766,379
Timken India, Ltd.	84,377	1,092,854
		1,859,233

Trading Companies & Distributors (1.11%)
IndiaMart InterMesh, Ltd.(a)(b)	44,370	1,669,830

TOTAL INDUSTRIALS		13,080,295

Information Technology (13.14%)
IT Services (13.14%)
Infosys, Ltd., Sponsored ADR	106,889	1,373,524
Infosys, Ltd.	688,155	8,848,396
MindTree, Ltd.	107,406	1,551,206
Tata Consultancy Services, Ltd.	176,479	5,361,547
Tech Mahindra, Ltd.	291,435	2,644,635
		19,779,308

TOTAL INFORMATION TECHNOLOGY		19,779,308

Materials (8.98%)
Chemicals (4.04%)
Coromandel International, Ltd.	75,313	783,690
Kansai Nerolac Paints, Ltd.	307,002	1,775,154
SRF, Ltd.	45,925	2,327,207
Supreme Industries, Ltd.	69,152	1,188,658
		6,074,709

Construction Materials (4.94%)
JK Cement, Ltd.	111,517	2,231,553
Ramco Cements, Ltd.	339,324	3,131,117
Shree Cement, Ltd.	7,170	2,077,996
		7,440,666

TOTAL MATERIALS		13,515,375

Real Estate (0.84%)
Real Estate Management & Development (0.84%)
Brigade Enterprises, Ltd.	676,711	1,268,806

TOTAL REAL ESTATE		1,268,806
	Shares	Value (Note 2)
Utilities (0.61%)
Gas Utilities (0.61%)
Gujarat Gas, Ltd.	238,396	$920,875

TOTAL UTILITIES		920,875

TOTAL COMMON STOCKS
(Cost $140,813,618)		147,232,491

TOTAL INVESTMENTS (97.82%)
(Cost $140,813,618)		$147,232,491

Other Assets In Excess Of Liabilities (2.18%)		3,273,870

NET ASSETS (100.00%)		$150,506,361

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, the aggregate market value of those securities was $12,867,918, representing 8.55% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2020 the aggregate market value of those securities was $12,867,918 representing 8.55% of net assets.
(c)	Non-Income Producing Security.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)

	Principal	Value
	Amount	(Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (2.23%)
Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	$11,333	$11,404
Series 1992-49, Class L,
7.000%, 04/25/2022	33,473	34,609
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	10,299	10,224
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	46,084	45,934
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	1,914	1,909
Series 1992-8, Class FA,
1M US L + 0.83%, 01/25/2022(a)	7,376	7,368
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	1,351	1,345
Series 1992-91, Class F,
1M US L + 0.50%, 05/25/2022(a)	2,366	2,360
Series 1993-184, Class M,
–%, 09/25/2023(b)	17,172	16,899
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	9,496	9,347
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	48,406	48,098
Series 1993-255, Class E,
7.100%, 12/25/2023	70,188	75,464
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	4,958	4,948
Series 1993-31, Class PN,
7.000%, 09/25/2023	143,282	152,103
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	9,882	9,798
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	18,281	18,317
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	113,978	114,987
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	43,742	43,854
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	8,436	8,455
Series 1994-61, Class E,
7.500%, 04/25/2024	62,345	67,033
Series 1994-75, Class K,
7.000%, 04/25/2024	34,871	37,797
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	67,674	68,366

	Principal	Value
	Amount	(Note 2)
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	$38,318	$38,776
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	50,691	50,736
Series 2003-39, Class PG,
5.500%, 05/25/2023	54,685	56,961
Series 2003-49, Class YC,
4.000%, 06/25/2023	31,630	32,524
Series 2004-53, Class NC,
5.500%, 07/25/2024	23,166	24,309
Series 2004-95, Class AK,
5.500%, 01/25/2025	30,913	32,903
Series 2005-121, Class DY,
5.500%, 01/25/2026	30,642	32,767
Series 2006-22, Class CE,
4.500%, 08/25/2023	17,559	18,237
Series 2009-90, Class BD,
3.500%, 11/25/2024	2,413	2,412
Series 2010-112, Class GA,
2.000%, 06/25/2021	33	33
Series 2010-145, Class MA,
2.000%, 12/25/2020	575	576
Series 2011-104, Class DA,
2.000%, 10/25/2021	13,449	13,468
Series 2011-40, Class KA,
3.500%, 03/25/2026	92,157	99,147
Series 2011-44, Class EB,
3.000%, 05/25/2026	57,179	59,550
Series 2011-5, Class PA,
4.000%, 10/25/2025	8,027	8,062
Series 2011-66, Class QE,
2.000%, 07/25/2021	380	382
Series 2012-1, Class GB,
2.000%, 02/25/2022	13,012	13,077
		1,274,539
Freddie Mac
Series 1991-1069, Class J,
6.950%, 04/15/2021	3,521	3,577
Series 1991-1155, Class KZ,
7.000%, 10/15/2021	2,517	2,530
Series 1992-1242, Class C,
1M US L + 0.55%, 04/15/2022(a)	5,162	5,143
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	16,382	16,431
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	27,041	27,174
Series 1993-1560, Class Z,
7.000%, 08/15/2023	21,425	22,586
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(a)	76,288	76,209

	Principal	Value
	Amount	(Note 2)
Series 1993-1584, Class L,
6.500%, 09/15/2023	$37,142	$39,656
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	45,874	48,531
Series 1993-1611, Class Z,
6.500%, 11/15/2023	21,253	22,797
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	12,801	13,655
Series 1993-1630, Class PK,
6.000%, 11/15/2023	25,729	27,363
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	29,098	29,332
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	26,476	26,538
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	30,493	30,508
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	136,843	136,910
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	11,297	11,195
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	17,044	17,030
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	24,695	24,774
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	59,492	60,868
Series 1994-32, Class PN,
7.500%, 04/25/2024	202,200	217,459
Series 1994-43, Class PH,
6.500%, 10/17/2024	36,528	38,999
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	11,664	11,662
Series 1997-1983, Class Z,
6.500%, 12/15/2023	20,453	21,907
Series 2002-2528, Class KM,
5.500%, 11/15/2022	57,236	59,234
Series 2003-2634, Class PT,
5.000%, 06/15/2023	20,021	20,840
Series 2004-2877, Class AL,
5.000%, 10/15/2024	7,534	7,909
Series 2005-3005, Class ED,
5.000%, 07/15/2025	80,873	85,946
Series 2006-3104, Class DH,
5.000%, 01/15/2026	58,349	62,485
Series 2009-3575, Class EB,
4.000%, 09/15/2024	27,098	28,178
Series 2010-3645, Class EH,
3.000%, 12/15/2020	331	331
Series 2010-3661, Class B,
4.000%, 04/15/2025	29,422	30,748

	Principal	Value
	Amount	(Note 2)
Series 2010-3670, Class LX,
2.000%, 05/15/2025	$4,741	$4,741
Series 2010-3710, Class MG,
4.000%, 08/15/2025(c)	41,029	44,196
Series 2010-3737, Class NA,
3.500%, 06/15/2025	20,625	20,974
Series 2010-3766, Class HD,
2.500%, 11/15/2020	18,765	18,785
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	81,808	84,454
Series 2011-3829, Class BE,
3.500%, 03/15/2026	33,544	35,294
Series 2011-3845, Class FQ,
1M US L + 0.25%, 02/15/2026(a)	15,128	15,093
Series 2011-3872, Class ND,
2.000%, 12/15/2021	32,066	32,161
Series 2011-3874, Class DW,
3.500%, 06/15/2021	37,658	37,914
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	22,938	22,927
Series 2012-4016, Class AB,
2.000%, 09/15/2025	38,182	38,261
		1,583,305
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(c)	45,163	47,883
Series 2013-53, Class KN,
1.500%, 08/20/2025	49,061	49,757
		97,640

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,910,442)		2,955,484

	Principal	Value
	Amount	(Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.50%)
Fannie Mae-Aces
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	56,617	56,606
Series 2013-M14, Class APT,
2.623%, 04/25/2023(a)	10,685	11,055
Series 2014-M12, Class FA,
1M US L + 0.30%, 10/25/2021(a)	6,363	6,361
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	45,874	46,139
		120,161
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2015-K721, Class A1,
2.610%, 01/25/2022	61,395	62,179

	Principal	Value
	Amount	(Note 2)
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	$35,537	$35,340
Series 2015-KF12, Class A,
1M US L + 0.70%, 09/25/2022(a)	7,940	7,957
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	19,274	19,309
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	245,648	251,223
Series 2017-J15L, Class AFL,
1M US L + 0.35%, 08/25/2025(a)	22,847	22,579
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	117,000	127,254
Series 2018-KI02, Class A,
1M US L + 0.20%, 02/25/2021(a)	16,773	16,766
		542,607

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $648,124)		662,768

	Principal	Value
	Amount	(Note 2)
MORTGAGE-BACKED SECURITIES (2.45%)
Fannie Mae Pool
Series 2010-465721,
4.040%, 10/01/2020	50,000	49,982
Series 2010-466760,
3.810%, 12/01/2020	41,352	41,337
Series 2011-468551,
3.980%, 07/01/2021	50,000	51,229
Series 2011-469371,
3.250%, 12/01/2021	168,584	172,549
Series 2011-AE0800,
3.677%, 12/01/2020(a)	22,199	22,199
Series 2011-AE0918,
3.558%, 10/01/2020(a)	15,113	15,108
Series 2011-FN0001,
3.790%, 12/01/2020(a)	127,323	127,320
Series 2011-MA0717,
3.500%, 04/01/2026	55,606	57,838
Series 2012-470792,
2.850%, 03/01/2022	37,373	38,323
Series 2012-471690,
2.790%, 07/01/2022	158,816	163,935
Series 2012-471713,
2.850%, 06/01/2022	66,690	66,641
Series 2014-AM7448,
2.730%, 12/01/2021	231,346	231,256
Series 2016-AL8938,
2.759%, 04/01/2022(a)	51,462	52,525
Series 2016-AL8941,
2.819%, 01/01/2024(a)	61,449	64,939

	Principal	Value
	Amount	(Note 2)
Series 2016-AN2716,
2.150%, 07/01/2021	$140,342	$141,324
Series 2017-AN6641,
2.710%, 12/01/2023	1,700,000	1,797,544
Series 2019-BL2539,
3.050%, 05/01/2024	142,728	149,599
		3,243,648

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,147,787)		3,243,648

CORPORATE BONDS (65.04%)
Aerospace & Defense (1.09%)
Boeing Co.
4.510%, 05/01/2023	600,000	627,654
Huntington Ingalls Industries, Inc.
5.000%, 11/15/2025(d)	791,000	818,071
Total Aerospace & Defense		1,445,725

Airlines (0.40%)
Southwest Airlines Co.
4.750%, 05/04/2023	500,000	525,040

Apparel & Textile Products (1.49%)
Ralph Lauren Corp.
1.700%, 06/15/2022	925,000	944,792
VF Corp.
2.050%, 04/23/2022	1,000,000	1,026,471
Total Apparel & Textile Products		1,971,263

Automobiles Manufacturing (4.01%)
Ford Motor Co.
8.500%, 04/21/2023	500,000	555,883
Ford Motor Credit Co. LLC
2.343%, 11/02/2020	60,000	59,944
3.200%, 01/15/2021	1,100,000	1,102,750
5.875%, 08/02/2021	450,000	462,656
General Motors Co.
5.400%, 10/02/2023	1,250,000	1,379,354
Toyota Motor Credit Corp.
0.450%, 07/22/2022	500,000	500,753
1.150%, 05/26/2022	1,250,000	1,268,472
Total Automobiles Manufacturing		5,329,812

Banks (8.04%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	450,000	460,636
Bank of New Zealand
2.000%, 02/21/2025(d)	1,635,000	1,717,280
CIT Group, Inc.
4.125%, 03/09/2021	251,000	252,512
1D US SOFR + 3.827%, 06/19/2024(a)	855,000	856,069
Citizens Financial Group, Inc.
4.150%, 09/28/2022(d)	400,000	422,755

	Principal	Value
	Amount	(Note 2)
Cooperatieve Rabobank UA
3.950%, 11/09/2022	$250,000	$266,496
Credit Suisse AG
1.000%, 05/05/2023	850,000	859,731
2.800%, 04/08/2022	500,000	519,756
Danske Bank A/S
5.000%, 01/12/2022(d)	950,000	1,001,563
5.375%, 01/12/2024(d)	250,000	282,844
First Horizon National Corp.
3.550%, 05/26/2023	500,000	524,618
First Republic Bank
1D US SOFR + 0.62%, 02/12/2024(a)	500,000	515,186
FNB Corp.
2.200%, 02/24/2023	200,000	200,136
Lloyds Banking Group PLC
1Y US TI + 1.00%, 02/05/2026(a)	500,000	525,239
1Y US TI + 1.10%, 06/15/2023(a)	200,000	201,938
Santander UK PLC
2.100%, 01/13/2023	250,000	259,170
Synovus Bank/Columbus GA
1D US SOFR + 0.945%, 02/10/2023(a)	500,000	509,211
US Bank NA
3.450%, 11/16/2021	250,000	259,637
Wells Fargo & Co.
1D US SOFR + 1.60%, 06/02/2024(a)	200,000	203,953
3M US L + 0.825%, 10/30/2025(a)	750,000	789,279
Total Banks		10,628,009

Cable & Satellite (1.41%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	350,000	356,124
Comcast Corp.
3M US L + 0.33%, 10/01/2020(a)	200,000	200,120
Sirius XM Radio, Inc.
3.875%, 08/01/2022(d)	531,000	541,620
Time Warner Cable LLC
4.000%, 09/01/2021	750,000	769,667
Total Cable & Satellite		1,867,531

Chemicals (1.66%)
Albemarle Corp.
Series WI
3M US L + 1.05%, 11/15/2022(a)	1,000,000	979,735
DuPont de Nemours, Inc.
2.169%, 05/01/2023	1,000,000	1,020,465
3.766%, 11/15/2020	100,000	100,944

	Principal	Value
	Amount	(Note 2)
International Flavors & Fragrances, Inc.
3.400%, 09/25/2020	$100,000	$100,338
Total Chemicals		2,201,482

Commercial Finance (0.72%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.625%, 10/30/2020	300,000	301,316
6.500%, 07/15/2025	600,000	644,431
Total Commercial Finance		945,747

Communications Equipment (0.38%)
Apple, Inc.
0.750%, 05/11/2023	500,000	506,495

Consumer Finance (2.38%)
Capital One Bank USA NA
1D US SOFR + 0.616%, 01/27/2023(a)	300,000	305,502
Capital One Financial Corp.
2.600%, 05/11/2023	400,000	420,082
Global Payments, Inc.
2.650%, 02/15/2025	250,000	268,068
3.800%, 04/01/2021	600,000	611,528
PayPal Holdings, Inc.
1.350%, 06/01/2023	1,000,000	1,024,375
1.650%, 06/01/2025	500,000	521,770
Total Consumer Finance		3,151,325

Consumer Products (0.12%)
Procter & Gamble Co.
2.450%, 03/25/2025	150,000	163,386

Department Stores (1.30%)
Macy's, Inc.
8.375%, 06/15/2025(d)	600,000	629,076
Nordstrom, Inc.
8.750%, 05/15/2025(d)	1,000,000	1,095,582
Total Department Stores		1,724,658

Diversified Banks (6.55%)
Bank of America Corp.
3M US L + 1.021%, 04/24/2023(a)	700,000	726,673
Citigroup, Inc.
4.300%, 11/20/2026	750,000	865,762
JPMorgan Chase & Co.
1D US SOFR + 1.455%, 06/01/2024(a)	1,500,000	1,535,888
1D US SOFR + 1.85%, 04/22/2026(a)	607,000	637,149
Mitsubishi UFJ Financial Group, Inc.
1.412%, 07/17/2025	1,750,000	1,792,357
Mizuho Financial Group, Inc.
3M US L + 0.99%, 07/10/2024(a)	1,000,000	1,011,354

	Principal	Value
	Amount	(Note 2)
Natwest Group PLC
6.125%, 12/15/2022	$515,000	$564,403
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	1,036,351
Standard Chartered PLC
3M US L + 1.209%, 01/30/2026(a)(d)	500,000	515,887
Total Diversified Banks		8,685,824

Electrical Equipment Manufacturing (1.39%)
Honeywell International, Inc.
1.350%, 06/01/2025	600,000	621,171
Lennox International, Inc.
1.350%, 08/01/2025	500,000	504,788
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)(d)	100,000	99,707
Roper Technologies, Inc.
2.350%, 09/15/2024	250,000	266,549
Trimble, Inc.
4.750%, 12/01/2024	318,000	352,735
Total Electrical Equipment Manufacturing		1,844,950

Entertainment Content (0.20%)
Fox Corp.
3.666%, 01/25/2022	250,000	262,034

Entertainment Resources (0.24%)
Vail Resorts, Inc.
6.250%, 05/15/2025(d)	300,000	323,625

Financial Services (9.49%)
Ameriprise Financial, Inc.
3.000%, 03/22/2022	250,000	260,431
3.000%, 04/02/2025	300,000	327,738
Bank of New York Mellon Corp.
1.850%, 01/27/2023	300,000	310,716
BGC Partners, Inc.
4.375%, 12/15/2025(d)	1,000,000	1,000,764
Goldman Sachs Group, Inc.
3.500%, 04/01/2025	1,777,000	1,970,768
3M US L + 1.053%, 06/05/2023(a)	800,000	831,537
LPL Holdings, Inc.
5.750%, 09/15/2025(d)	800,000	834,492
Morgan Stanley
2.750%, 05/19/2022	75,000	78,051
Series GMTN
3.125%, 01/23/2023	550,000	584,969
3.700%, 10/23/2024	1,200,000	1,341,310
National Securities Clearing Corp.
1.200%, 04/23/2023(d)	400,000	408,168
1.500%, 04/23/2025(d)	400,000	416,090

	Principal	Value
	Amount	(Note 2)
State Street Corp.
1D US SOFR + 0.94%, 11/01/2025(a)	$250,000	$268,236
1D US SOFR + 2.69%, 03/30/2023(a)(d)	1,000,000	1,038,526
TD Ameritrade Holding Corp.
3M US L + 0.43%, 11/01/2021(a)	200,000	200,435
UBS AG/London
1.750%, 04/21/2022(d)	700,000	714,879
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(d)	1,000,000	1,005,499
USAA Capital Corp.
1.500%, 05/01/2023(d)	500,000	515,191
2.625%, 06/01/2021(d)	500,000	510,047
Total Financial Services		12,617,847

Food & Beverage (2.42%)
Campbell Soup Co.
3M US L + 0.63%, 03/15/2021(a)	75,000	75,054
Cargill, Inc.
1.375%, 07/23/2023(d)	1,070,000	1,096,686
Hershey Co.
0.900%, 06/01/2025	500,000	506,806
Mars, Inc.
0.875%, 07/16/2026(d)	1,000,000	1,004,115
Mondelez International, Inc.
2.125%, 04/13/2023	500,000	521,745
Total Food & Beverage		3,204,406

Hardware (0.39%)
NetApp, Inc.
1.875%, 06/22/2025	500,000	519,249

Health Care Facilities & Services (2.57%)
Cigna Corp.
Series WI
3M US L + 0.65%, 09/17/2021(a)	500,000	500,056
3.200%, 09/17/2020	300,000	301,027
HCA, Inc.
4.750%, 05/01/2023	1,387,000	1,519,831
5.000%, 03/15/2024	500,000	563,701
Jaguar Holding Co. II / PPD Development LP
4.625%, 06/15/2025(d)	500,000	523,315
Total Health Care Facilities & Services		3,407,930

Home & Office Products Manufacturing (0.62%)
Newell Brands, Inc.
4.875%, 06/01/2025	750,000	816,563

Integrated Oils (0.66%)
BP Capital Markets America, Inc.
2.937%, 04/06/2023	250,000	265,462

	Principal	Value
	Amount	(Note 2)
Chevron Corp.
1.141%, 05/11/2023	$600,000	$613,702
Total Integrated Oils		879,164

Machinery Manufacturing (0.23%)
Caterpillar Financial Services Corp.
0.950%, 05/13/2022	300,000	303,317

Medical Equipment & Devices Manufacturing (0.17%)
Baxter International, Inc.
3.750%, 10/01/2025(d)	200,000	229,704

Pharmaceuticals (4.85%)
AbbVie, Inc.
2.150%, 11/19/2021(d)	500,000	510,588
2.300%, 11/21/2022(d)	1,286,000	1,334,927
2.600%, 11/21/2024(d)	500,000	535,173
Bausch Health Cos., Inc.
7.000%, 03/15/2024(d)	500,000	522,990
Elanco Animal Health, Inc.
4.662%, 08/27/2021	518,000	542,773
5.022%, 08/28/2023	400,000	442,750
Upjohn, Inc.
1.125%, 06/22/2022(d)	2,000,000	2,016,179
1.650%, 06/22/2025(d)	500,000	514,786
Total Pharmaceuticals		6,420,166

Pipeline (1.97%)
Buckeye Partners LP
4.150%, 07/01/2023	340,000	342,763
Midwest Connector Capital Co. LLC
3.625%, 04/01/2022(d)	1,095,000	1,096,862
MPLX LP
5.250%, 01/15/2025	500,000	521,714
3M US L + 0.90%, 09/09/2021(a)	100,000	99,541
Western Midstream Operating LP
3M US L + 1.85%, 01/13/2023(a)	600,000	558,200
Total Pipeline		2,619,080

Refining & Marketing (0.99%)
Marathon Petroleum Corp.
4.500%, 05/01/2023	500,000	542,098
Phillips 66
3.700%, 04/06/2023	500,000	537,910
3.850%, 04/09/2025	200,000	224,485
Total Refining & Marketing		1,304,493

Retail - Consumer Discretionary (0.42%)
Gap, Inc.
8.375%, 05/15/2023(d)	500,000	553,438

Semiconductors (1.24%)
Microchip Technology, Inc.
2.670%, 09/01/2023(d)	500,000	517,366
3.922%, 06/01/2021	1,104,000	1,130,426
Total Semiconductors		1,647,792

	Principal	Value
	Amount	(Note 2)
Software & Services (2.51%)
Intuit, Inc.
0.650%, 07/15/2023	$1,000,000	$1,007,228
0.950%, 07/15/2025	1,000,000	1,013,530
Leidos, Inc.
2.950%, 05/15/2023(d)	1,230,000	1,298,111
Total Software & Services		3,318,869

Transportation & Logistics (0.79%)
PACCAR Financial Corp.
0.800%, 06/08/2023	1,000,000	1,008,066
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.375%, 02/01/2022(d)	33,000	34,070
Total Transportation & Logistics		1,042,136

Utilities (2.04%)
Dominion Energy, Inc.
2.715%, 08/15/2021(c)	500,000	510,769
4.104%, 04/01/2021(c)	400,000	408,921
Exelon Corp.
3.497%, 06/01/2022	435,000	455,639
5.150%, 12/01/2020	323,000	324,164
Pacific Gas and Electric Co.
1.750%, 06/16/2022	1,000,000	1,003,938
Total Utilities		2,703,431

Waste & Environment Services & Equipment (0.55%)
GFL Environmental, Inc.
4.250%, 06/01/2025(d)	700,000	729,313

Wireless Telecommunications Services (1.75%)
AT&T, Inc.
3M US L + 0.75%, 06/01/2021(a)	66,000	66,286
T-Mobile USA, Inc.
1.500%, 02/15/2026(d)	1,000,000	1,014,330
3.500%, 04/15/2025(d)	1,125,000	1,244,036
Total Wireless Telecommunications Services		2,324,652

TOTAL CORPORATE BONDS
(Cost $83,998,956)		86,218,456

	Principal	Value
	Amount	(Note 2)
GOVERNMENT BONDS (25.07%)
U.S. Treasury Bonds (25.07%)
United States Treasury Notes
0.125%, 04/30/2022	$5,109,000	$5,109,897
0.125%, 05/31/2022	4,566,000	4,566,268
0.125%, 06/30/2022	4,686,000	4,686,824
0.125%, 07/31/2022	3,500,000	3,500,957
0.125%, 05/15/2023	863,000	863,185
0.125%, 07/15/2023	890,000	890,122
0.250%, 06/15/2023	1,700,000	1,706,309
0.375%, 03/31/2022	5,037,000	5,058,348
0.500%, 03/15/2023	592,000	597,943
1.125%, 02/28/2022	3,847,000	3,907,786
1.375%, 02/15/2023	2,275,000	2,347,516
Total U.S. Treasury Bonds		33,235,155

TOTAL GOVERNMENT BONDS
(Cost $33,149,287)		33,235,155

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (1.01%)
Money Market Fund (1.01%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.039%	1,344,615	1,344,615

TOTAL SHORT TERM INVESTMENTS
(Cost $1,344,615)			1,344,615

TOTAL INVESTMENTS (96.30%)
(Cost $125,199,211)			$127,660,126

Other Assets In Excess Of Liabilities (3.70%)			4,899,720

NET ASSETS (100.00%)			$132,559,846

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2020 was 0.15%
3M US L - 3 Month LIBOR as of July 31, 2020 was 0.25%
1Y US TI - 1 Year Treasury Yield as of July 31, 2020 was 0.11%
10Y US TI - 10 Year Treasury Yield as of July 31, 2020 was 0.55%
1D US SOFR - 1 Day SOFR as of July 31, 2020 was 0.10%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2020 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.

(c)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2020.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, the aggregate market value of those securities was $28,667,655, representing 21.63% of net assets.

ALPS | Smith Total Return Bond Fund

STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.55%)
Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$286,564	$304,207
Series 1997-22, Class F,
1.857%, 03/25/2027(a)	44,927	45,154
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	30,234	30,261
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	72,189	72,068
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	25,327	25,058
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	26,467	26,460
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	21,288	21,310
Series 2001-29, Class Z,
6.500%, 07/25/2031	81,551	94,722
Series 2001-51, Class OD,
6.500%, 10/25/2031	75,426	80,869
Series 2001-52, Class XZ,
6.500%, 10/25/2031	52,326	62,053
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	169,551	170,339
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	21,172	21,538
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	25,421	25,517
Series 2001-63, Class TC,
6.000%, 12/25/2031	32,524	37,784
Series 2001-68, Class PH,
6.000%, 12/25/2031	29,032	33,532
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	120,019	120,752
Series 2001-71, Class FS,
1M US L + 0.60%, 11/25/2031(a)	98,151	96,776
Series 2001-81, Class GE,
6.000%, 01/25/2032	24,308	28,279
	Principal Amount	Value (Note 2)
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	$74,044	$74,706
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	86,242	87,868
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	94,909	96,015
Series 2002-16, Class TM,
7.000%, 04/25/2032	22,123	26,172
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	44,038	44,828
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	77,605	78,479
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	66,565	67,089
Series 2002-34, Class EO,
–%, 05/18/2032(b)	89,544	87,237
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	83,021	83,087
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	123,801	126,022
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	22,739	22,841
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	75,782	77,154
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	47,100	47,905
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	146,863	149,497
Series 2002-63, Class EZ,
6.000%, 10/25/2032	17,372	20,027
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	33,387	33,992
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	100,143	101,101
Series 2002-71, Class AQ,
4.000%, 11/25/2032	99,591	108,000

	Principal Amount	Value (Note 2)
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	$28,944	$29,293
Series 2002-80, Class CZ,
4.500%, 09/25/2032	88,778	110,087
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	23,509	23,580
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	37,585	37,703
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	24,247	24,296
Series 2003-110, Class CK,
3.000%, 11/25/2033	42,081	44,603
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	48,325	48,321
Series 2003-119, Class ZP,
4.000%, 12/25/2033	29,184	33,267
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	65,536	65,930
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	96,109	94,466
Series 2003-131, Class CH,
5.500%, 01/25/2034	148,935	164,858
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	54,304	54,794
Series 2003-14, Class AN,
3.500%, 03/25/2033	148,865	156,206
Series 2003-19, Class MB,
4.000%, 05/25/2031	63,907	70,368
Series 2003-21, Class OG,
4.000%, 01/25/2033	62,482	67,241
Series 2003-22, Class BZ,
6.000%, 04/25/2033	29,935	34,601
Series 2003-27, Class EK,
5.000%, 04/25/2033	46,067	53,401
Series 2003-30, Class JQ,
5.500%, 04/25/2033	47,379	53,874
Series 2003-32, Class UJ,
5.500%, 05/25/2033	43,544	48,851
Series 2003-41, Class OZ,
3.750%, 05/25/2033	119,227	135,352
Series 2003-42, Class JH,
5.500%, 05/25/2033	135,989	153,789
	Principal Amount	Value (Note 2)
Series 2003-46, Class PJ,
5.500%, 06/25/2033	$53,552	$60,395
Series 2003-47, Class PE,
5.750%, 06/25/2033	58,303	66,993
Series 2003-64, Class JK,
3.500%, 07/25/2033	88,092	96,654
Series 2003-64, Class ZC,
5.000%, 07/25/2033	22,617	25,512
Series 2003-71, Class HD,
5.500%, 08/25/2033	230,000	259,413
Series 2003-76, Class EZ,
5.000%, 08/25/2033	123,312	142,506
Series 2003-94, Class CE,
5.000%, 10/25/2033	22,372	24,410
Series 2004-101, Class TB,
5.500%, 01/25/2035	166,552	186,736
Series 2004-14, Class QB,
5.250%, 03/25/2034	192,000	222,655
Series 2004-17, Class DZ,
5.500%, 04/25/2034	45,025	49,976
Series 2004-17, Class BA,
6.000%, 04/25/2034	112,264	149,206
Series 2004-26, Class CG,
4.500%, 08/25/2033	29,286	30,536
Series 2004-36, Class CB,
5.000%, 05/25/2034	127,474	146,496
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	51,026	51,135
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	282,458	275,713
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	223,385	224,308
Series 2004-60, Class AC,
5.500%, 04/25/2034	91,000	102,246
Series 2004-68, Class LC,
5.000%, 09/25/2029	68,944	75,796
Series 2004-77, Class AY,
4.500%, 10/25/2034	31,788	35,690
Series 2004-82, Class HK,
5.500%, 11/25/2034	84,867	99,411
Series 2004-92, Class TB,
5.500%, 12/25/2034	104,677	117,925
Series 2005-110, Class MP,
5.500%, 12/25/2035	44,061	49,501
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	35,937	36,192

	Principal Amount	Value (Note 2)
Series 2005-122, Class PY,
6.000%, 01/25/2036	$324,000	$387,242
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	30,313
Series 2005-17, Class EZ,
4.500%, 03/25/2035	139,903	155,079
Series 2005-22, Class DA,
5.500%, 12/25/2034	17,764	18,196
Series 2005-29, Class ZA,
5.500%, 04/25/2035	100,523	117,109
Series 2005-3, Class CH,
5.250%, 02/25/2035	89,622	101,602
Series 2005-3, Class CP,
5.500%, 10/25/2034	1,103	1,092
Series 2005-35, Class DZ,
5.000%, 04/25/2035	249,182	284,319
Series 2005-48, Class TD,
5.500%, 06/25/2035	184,647	209,867
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	6,740	6,749
Series 2005-62, Class JC,
5.000%, 05/25/2035	14,067	14,683
Series 2005-62, Class JE,
5.000%, 06/25/2035	7,525	7,855
Series 2005-62, Class ZD,
5.000%, 06/25/2035	106,126	116,335
Series 2005-64, Class PL,
5.500%, 07/25/2035	128,733	145,843
Series 2005-68, Class CZ,
5.500%, 08/25/2035	541,141	621,572
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	114,525
Series 2005-68, Class PG,
5.500%, 08/25/2035	57,575	65,914
Series 2005-69, Class GZ,
4.500%, 08/25/2035	58,452	63,293
Series 2005-7, Class MZ,
4.750%, 02/25/2035	141,053	150,499
Series 2005-70, Class KP,
5.000%, 06/25/2035	57,403	66,366
Series 2005-70, Class NA,
5.500%, 08/25/2035	24,269	27,184
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	33,808	33,742
Series 2005-79, Class DB,
5.500%, 09/25/2035	91,532	106,856
Series 2005-84, Class XM,
5.750%, 10/25/2035	102,518	116,527
	Principal Amount	Value (Note 2)
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	$23,770	$23,242
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	67,070	67,025
Series 2005-99, Class ZA,
5.500%, 12/25/2035	100,634	132,965
Series 2006-112, Class QC,
5.500%, 11/25/2036	37,296	43,967
Series 2006-114, Class HE,
5.500%, 12/25/2036	154,292	181,608
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	27,528	26,915
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	28,893	27,830
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	40,337
Series 2006-48, Class DZ,
6.000%, 06/25/2036	74,710	120,850
Series 2006-48, Class TF,
1M US L + 0.40%, 06/25/2036(a)	59,747	59,916
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	21,641	21,619
Series 2006-63, Class QH,
5.500%, 07/25/2036	30,301	34,585
Series 2006-71, Class ZH,
6.000%, 07/25/2036	77,804	92,590
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	49,375	48,446
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	28,214	27,883
Series 2007-109, Class GF,
1M US L + 0.68%, 12/25/2037(a)	86,983	86,398
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	59,575	60,083
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	88,128	89,788
Series 2007-12, Class ZA,
6.000%, 03/25/2037	135,422	177,150
Series 2007-14, Class GZ,
5.500%, 03/25/2037	436,248	498,667

	Principal Amount	Value (Note 2)
Series 2007-30, Class MB,
4.250%, 04/25/2037	$112,650	$122,657
Series 2007-33, Class HE,
5.500%, 04/25/2037	51,570	59,237
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	44,128	44,248
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	33,453	33,494
Series 2007-51, Class CP,
5.500%, 06/25/2037	47,155	56,858
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	37,689
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	42,927	42,787
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	59,869	59,990
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	25,060	25,039
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	77,701	75,993
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	48,565	47,355
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	163,630	164,634
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	65,149	65,941
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	57,543	57,794
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	23,134	22,676
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	216,811	215,438
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	81,065	82,739
Series 2008-46, Class LA,
5.500%, 06/25/2038	18,941	21,313
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	44,174	45,092
	Principal Amount	Value (Note 2)
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	$352,720	$362,700
Series 2009-10, Class AB,
5.000%, 03/25/2024	116,336	121,071
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	84,964	85,895
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	68,769	67,428
Series 2009-11, Class MP,
7.000%, 03/25/2049	211,739	253,378
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	191,189	193,871
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	154,877
Series 2009-3, Class JK,
5.000%, 01/25/2049	17,387	17,453
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	71,312
Series 2009-47, Class BN,
4.500%, 07/25/2039	70,490	78,064
Series 2009-62, Class WA,
5.569%, 08/25/2039(a)	118,712	133,960
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	83,501	86,451
Series 2009-70, Class FA,
1M US L + 1.20%, 09/25/2039(a)	37,018	37,503
Series 2009-70, Class CO,
–%, 01/25/2037(b)	128,919	117,685
Series 2009-86, Class OT,
–%, 10/25/2037(b)	58,674	53,721
Series 2009-87, Class FG,
1M US L + 0.75%, 11/25/2039(a)	75,513	76,422
Series 2009-90, Class UZ,
4.500%, 11/25/2039	567,238	695,555
Series 2010-1, Class WA,
6.217%, 02/25/2040(a)	38,849	44,510
Series 2010-102, Class HA,
4.000%, 09/25/2050	77,029	84,679
Series 2010-103, Class PJ,
4.500%, 09/25/2040	50,000	57,216
Series 2010-103, Class DZ,
4.500%, 09/25/2040	190,459	245,209

	Principal Amount	Value (Note 2)
Series 2010-111, Class FC,
1M US L + 0.52%, 10/25/2040(a)	$80,195	$78,881
Series 2010-118, Class LZ,
4.750%, 10/25/2040	62,726	75,568
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	103,093	103,522
Series 2010-122, Class JA,
7.000%, 07/25/2040	60,404	68,210
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	39,880	40,008
Series 2010-123, Class KU,
4.500%, 11/25/2040	228,503	267,481
Series 2010-129, Class PZ,
4.500%, 11/25/2040	101,513	115,825
Series 2010-137, Class XP,
4.500%, 10/25/2040	119,333	121,769
Series 2010-14, Class FJ,
1M US L + 0.60%, 03/25/2040(a)	88,391	88,951
Series 2010-141, Class MN,
4.000%, 12/25/2040	75,000	88,178
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	74,421	74,890
Series 2010-141, Class AL,
4.000%, 12/25/2040	93,192	98,040
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	27,813	27,996
Series 2010-158, Class KF,
1M US L + 0.50%, 04/25/2040(a)	70,595	70,798
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	90,548
Series 2010-37, Class CY,
5.000%, 04/25/2040	68,151	78,181
Series 2010-38, Class KD,
4.500%, 09/25/2039	41,999	43,304
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	71,301	71,799
Series 2010-45, Class WD,
5.000%, 05/25/2040	173,000	224,419
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	315,568
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	78,673	79,651
	Principal Amount	Value (Note 2)
Series 2010-64, Class DM,
5.000%, 06/25/2040	$61,065	$69,091
Series 2010-68, Class DA,
4.500%, 10/25/2037	135,135	136,583
Series 2010-68, Class WB,
4.500%, 07/25/2040	45,000	56,471
Series 2010-72, Class NK,
4.000%, 11/25/2039	11,148	11,254
Series 2010-82, Class WZ,
5.000%, 08/25/2040	329,402	416,516
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,410,587
Series 2011-104, Class KH,
2.000%, 03/25/2039	13,804	13,994
Series 2011-114, Class B,
3.500%, 11/25/2041	221,274	240,515
Series 2011-121, Class JP,
4.500%, 12/25/2041	213,649	224,957
Series 2011-130, Class KB,
4.000%, 12/25/2041	100,000	110,048
Series 2011-132, Class PE,
4.500%, 12/25/2041	69,276	77,096
Series 2011-145, Class JA,
4.500%, 12/25/2041	64,996	68,364
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	39,787	40,018
Series 2011-17, Class PD,
4.000%, 03/25/2041	27,215	28,484
Series 2011-22, Class MA,
6.500%, 04/25/2038	222,467	225,965
Series 2011-26, Class PA,
4.500%, 04/25/2041	194,122	216,765
Series 2011-27, Class ZD,
2.500%, 09/25/2040	154,024	167,010
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	323,895	319,161
Series 2011-43, Class B,
3.500%, 05/25/2031	45,415	49,581
Series 2011-45, Class ZA,
4.000%, 05/25/2031	37,618	41,296
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	160,279	157,740
Series 2011-5, Class PO,
–%, 09/25/2040(b)	19,895	17,004
Series 2011-55, Class BZ,
3.500%, 06/25/2041	297,569	334,311
Series 2011-75, Class HP,
2.500%, 07/25/2040	47,595	48,466

	Principal Amount	Value (Note 2)
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	$46,791	$47,177
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	68,992	68,612
Series 2011-93, Class GA,
4.000%, 04/25/2039	51,043	54,051
Series 2011-93, Class ST,
4.000%, 09/25/2041	37,279	41,227
Series 2012-120, Class AH,
2.500%, 02/25/2032	109,212	112,705
Series 2012-128, Class NP,
2.500%, 11/25/2042	24,469	25,085
Series 2012-129, Class HT,
2.000%, 12/25/2032	81,672	81,293
Series 2012-13, Class JP,
4.500%, 02/25/2042	1,185,223	1,256,480
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	33,457	32,525
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	86,379	86,020
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	226,208
Series 2012-14, Class MH,
2.000%, 12/25/2040	71,556	72,659
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	20,204	20,233
Series 2012-144, Class JT,
2.500%, 06/25/2042	21,936	21,541
Series 2012-149, Class DA,
1.750%, 01/25/2043	58,357	59,542
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	154,272
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	61,280
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	68,314	67,045
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	49,645	49,960
Series 2012-46, Class YB,
3.500%, 05/25/2042	100,000	105,490
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	130,075	129,538
	Principal Amount	Value (Note 2)
Series 2012-56, Class UB,
4.000%, 06/25/2042	$416,000	$473,829
Series 2012-70, Class WC,
3.000%, 07/25/2042	100,000	111,132
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	55,210
Series 2012-94, Class KF,
1M US L + 0.35%, 05/25/2038(a)	47,496	47,512
Series 2012-96, Class CB,
1.500%, 04/25/2039	21,506	21,083
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	63,097
Series 2013-108, Class GU,
3.000%, 10/25/2033	55,000	59,728
Series 2013-114, Class LM,
4.000%, 03/25/2042	300,000	341,800
Series 2013-129, Class WL,
2.000%, 12/25/2027	29,089	29,597
Series 2013-13, Class WA,
2.500%, 07/25/2042	136,048	134,612
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	87,403	87,573
Series 2013-136, Class QB,
3.500%, 03/25/2042	300,000	328,471
Series 2013-17, Class YM,
4.000%, 03/25/2033	28,863	32,066
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	29,130	29,131
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	112,534
Series 2013-40, Class KD,
1.750%, 04/25/2042	87,077	86,603
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	105,831
Series 2013-53, Class CV,
3.500%, 05/25/2030	103,203	109,004
Series 2013-56, Class HB,
2.500%, 06/25/2043	40,000	39,841
Series 2013-6, Class KJ,
3.000%, 02/25/2043	52,632	53,006
Series 2013-68, Class P,
3.500%, 10/25/2042	272,854	282,912
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	24,492	24,456
Series 2013-72, Class YA,
3.000%, 06/25/2033	55,022	55,008

	Principal Amount	Value (Note 2)
Series 2013-9, Class CB,
5.500%, 04/25/2042	$22,176	$25,652
Series 2014-12, Class GV,
3.500%, 03/25/2027	140,203	147,202
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	58,005
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	53,598
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	32,722	31,908
Series 2014-88, Class ER,
2.500%, 02/25/2036	41,966	43,746
Series 2015-72, Class PC,
3.000%, 10/25/2043	65,217	65,536
Series 2016-27, Class HK,
3.000%, 01/25/2041	491,062	534,715
Series 2016-33, Class LE,
2.500%, 11/25/2033	81,990	86,571
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	114,143	111,505
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	48,376	47,347
Series 2016-85, Class BA,
2.500%, 11/25/2046	53,487	53,457
Series 2016-9, Class D,
3.000%, 03/25/2046	70,795	75,934
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	52,449	52,510
Series 2017-15, Class PE,
3.500%, 04/25/2046	26,047	27,640
Series 2017-35, Class AH,
3.500%, 04/25/2053	60,344	62,235
Series 2017-38, Class JA,
3.000%, 03/25/2047	371,229	387,750
Series 2017-4, Class AH,
3.000%, 05/25/2041	207,945	211,191
Series 2017-40, Class GL,
3.500%, 03/25/2043	63,155	63,978
Series 2017-46, Class AB,
3.500%, 07/25/2049	126,230	128,325
Series 2017-9, Class GB,
3.000%, 05/25/2039	89,178	89,563
Series 2018-38, Class PA,
3.500%, 06/25/2047	71,179	74,586
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	190,175	189,362
	Principal Amount	Value (Note 2)
Series 2018-41, Class PZ,
4.000%, 06/25/2048	$851,584	$1,047,983
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	44,765	43,566
Series 2018-45, Class GA,
3.000%, 06/25/2048	156,349	163,845
Series 2018-56, Class CH,
3.000%, 08/25/2048	117,467	123,136
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	114,613
Series 2018-94, Class KD,
3.500%, 12/25/2048	111,243	117,708
Series 2019-13, Class MH,
3.000%, 03/25/2049	1,280,653	1,330,982
Series 2019-55, Class MQ,
3.500%, 10/25/2049	3,000,000	3,146,932
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	62,543	62,678
		36,743,147
Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	8,066	8,675
Series 1996-1863, Class Z,
6.500%, 07/15/2026	17,056	18,263
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	21,960	22,071
Series 1997-1980, Class Z,
7.000%, 07/15/2027	24,262	27,809
Series 1998-2034, Class Z,
6.500%, 02/15/2028	31,424	34,743
Series 1998-2035, Class PC,
6.950%, 03/15/2028	8,787	9,983
Series 1998-2053, Class Z,
6.500%, 04/15/2028	29,102	32,737
Series 1998-2060, Class Z,
6.500%, 05/15/2028	18,222	20,812
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	9,073	9,077
Series 1998-2095, Class PE,
6.000%, 11/15/2028	31,300	35,408
Series 1998-2102, Class Z,
6.000%, 12/15/2028	66,350	75,140
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	58,471	58,459
Series 1999-2126, Class CB,
6.250%, 02/15/2029	47,037	52,650

	Principal Amount	Value (Note 2)
Series 1999-2137, Class TH,
6.500%, 03/15/2029	$10,835	$12,428
Series 1999-2154, Class PL,
6.500%, 05/15/2029	47,989	55,421
Series 2000-2224, Class CB,
8.000%, 03/15/2030	8,875	10,738
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	18,382	20,612
Series 2001-2279, Class Z,
6.000%, 01/15/2031	22,354	24,787
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	53,265	53,326
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	40,599	40,167
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	202,892	240,873
Series 2001-2334, Class KB,
6.500%, 05/15/2028	158,439	179,386
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	51,485	52,216
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	48,875	48,976
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	41,968	42,013
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	32,519	32,714
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	37,871	38,015
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	16,771	16,819
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	73,790	73,776
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	160,660	162,331
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	44,381	44,263
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	53,820	54,324
	Principal Amount	Value (Note 2)
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	$16,462	$16,140
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	80,281	80,260
Series 2002-2430, Class WF,
6.500%, 03/15/2032	14,980	17,843
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	60,260	61,330
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	112,643	114,636
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	104,790	105,106
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	120,758	122,896
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	33,956	34,559
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	34,122	34,726
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	102,474	101,536
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	64,928	66,128
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	55,694	62,132
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	59,721	59,659
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	74,400	75,720
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	86,256	87,787
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	22,018	21,941
Series 2002-2524, Class DH,
6.000%, 11/15/2032	27,000	32,785
Series 2002-2535, Class AW,
5.500%, 12/15/2032	19,577	22,325

	Principal Amount	Value (Note 2)
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	$258,996	$261,470
Series 2002-2541, Class BL,
5.500%, 12/15/2032	70,000	80,225
Series 2003-2557, Class HL,
5.300%, 01/15/2033	170,464	192,579
Series 2003-2557, Class NU,
5.250%, 03/15/2032	83,350	95,262
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	48,681	48,585
Series 2003-2568, Class D,
5.500%, 02/15/2033	52,923	57,334
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	35,885	36,358
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	96,277	96,315
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	229,778	260,808
Series 2003-2590, Class QY,
3.750%, 04/15/2028	24,429	25,541
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	426,794	438,775
Series 2003-2624, Class QH,
5.000%, 06/15/2033	23,791	26,790
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	177,073	228,261
Series 2003-2627, Class CN,
5.000%, 06/15/2033	64,830	73,044
Series 2003-2631, Class DB,
5.000%, 06/15/2033	80,000	96,985
Series 2003-2647, Class A,
3.250%, 04/15/2032	112,285	120,273
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	233,552	291,048
Series 2003-2668, Class LH,
5.000%, 09/15/2033	31,721	35,968
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	63,875	64,368
Series 2003-2717, Class LH,
5.500%, 12/15/2033	10,357	11,828
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	113,424
	Principal Amount	Value (Note 2)
Series 2004-2750, Class TC,
5.250%, 02/15/2034	$17,920	$19,721
Series 2004-2768, Class PW,
4.250%, 03/15/2034	220,191	243,672
Series 2004-2802, Class OH,
6.000%, 05/15/2034	12,815	14,378
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	66,712	78,145
Series 2004-2893, Class PE,
5.000%, 11/15/2034	23,318	26,709
Series 2004-2901, Class KB,
5.000%, 12/15/2034	63,355	71,023
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	64,067	69,148
Series 2005-2929, Class PG,
5.000%, 02/15/2035	47,983	54,813
Series 2005-2933, Class HD,
5.500%, 02/15/2035	62,558	70,645
Series 2005-2953, Class PG,
5.500%, 03/15/2035	33,568	39,100
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	29,343	29,250
Series 2005-2980, Class QA,
6.000%, 05/15/2035	65,922	76,515
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	85,944
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	45,868	54,760
Series 2005-3028, Class PG,
5.500%, 09/15/2035	29,540	33,613
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	745,600	883,428
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	22,155	22,089
Series 2005-3033, Class WY,
5.500%, 09/15/2035	84,408	96,675
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	133,477	181,136
Series 2005-3052, Class WH,
5.500%, 10/15/2035	24,328	27,867
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	158,641	179,595
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	31,616	31,711

	Principal Amount	Value (Note 2)
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	$63,008	$61,832
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	81,936	83,326
Series 2006-3098, Class PG,
5.000%, 01/15/2036	124,954	143,719
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	24,733	23,440
Series 2006-3123, Class HT,
5.000%, 03/15/2026	62,422	66,753
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	46,464	46,439
Series 2006-3137, Class XP,
6.000%, 04/15/2036	34,785	41,470
Series 2006-3143, Class BC,
5.500%, 02/15/2036	162,364	190,412
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	22,677	22,754
Series 2006-3148, Class CY,
6.000%, 04/15/2036	31,976	37,361
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	36,201	36,331
Series 2006-3154, Class PN,
5.500%, 05/15/2036	112,024	129,461
Series 2006-3201, Class FL,
1M US L + 0.60%, 08/15/2036(a)	139,214	137,097
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	74,594	74,696
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	175,086	200,002
Series 2006-3206, Class FE,
1M US L + 0.40%, 08/15/2036(a)	76,697	75,085
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	20,189	19,693
Series 2006-3237, Class CD,
5.500%, 09/15/2036	118,000	133,734
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	76,043
Series 2006-3249, Class CB,
4.250%, 12/15/2036	429,192	461,015
	Principal Amount	Value (Note 2)
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	$78,154	$75,961
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	123,602	120,543
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	85,616	91,789
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	39,732	39,888
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	180,238	180,197
Series 2007-3312, Class PA,
5.500%, 05/15/2037	21,475	24,943
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	58,104	56,599
Series 2007-3349, Class HG,
5.500%, 07/15/2037	31,072	36,195
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	126,024	123,091
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	27,270	26,843
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	102,855	104,088
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	49,839	50,255
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	34,717	35,025
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	159,840	159,646
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	55,110	55,690
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	46,241	46,430
Series 2007-3388, Class FJ,
1M US L + 0.83%, 11/15/2037(a)	201,236	203,904
Series 2008-3404, Class DC,
5.500%, 01/15/2038	72,000	87,540

	Principal Amount	Value (Note 2)
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	$42,306	$42,046
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	170,084	168,203
Series 2008-3415, Class PC,
5.000%, 12/15/2037	53,414	60,286
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	84,241	85,542
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	110,419	107,548
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	42,140	43,141
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	51,521
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	159,422	158,341
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	93,698	108,728
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	36,149	36,654
Series 2009-3564, Class NB,
5.000%, 08/15/2039	132,000	155,996
Series 2009-3574, Class D,
5.000%, 09/15/2039	135,187	155,772
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	49,389	50,054
Series 2009-3587, Class DA,
4.500%, 10/15/2039	249,582	275,480
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	119,408	109,915
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	224,128	228,963
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	21,042	21,367
Series 2010-3620, Class EL,
4.000%, 01/15/2030	53,181	57,090
Series 2010-3626, Class ME,
5.000%, 01/15/2040	372,000	442,757
Series 2010-3631, Class PA,
4.000%, 02/15/2040	212,117	234,502
	Principal Amount	Value (Note 2)
Series 2010-3645, Class DV,
5.000%, 04/15/2029	$1,707	$1,706
Series 2010-3653, Class B,
4.500%, 04/15/2030	138,183	152,228
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	142,292	163,540
Series 2010-3664, Class DA,
4.000%, 11/15/2037	177,911	185,752
Series 2010-3704, Class DC,
4.000%, 11/15/2036	107,972	112,211
Series 2010-3735, Class AL,
1.500%, 10/15/2020	2,151	2,152
Series 2010-3737, Class GB,
4.500%, 04/15/2039	105,000	109,928
Series 2010-3747, Class CY,
4.500%, 10/15/2040	400,000	475,406
Series 2010-3762, Class WP,
4.000%, 12/15/2039	49,222	52,227
Series 2011-3790, Class AP,
4.500%, 01/15/2037	7,202	7,262
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	53,804	53,519
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	101,394	111,891
Series 2011-3799, Class GK,
2.750%, 01/15/2021	135	135
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	36,190	36,427
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	28,706	34,247
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	26,624	26,717
Series 2011-3830, Class NB,
4.500%, 02/15/2039	73,819	77,239
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	78,736	79,448
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	602,875	739,689
Series 2011-3852, Class QN,
27.21053% - 1M US L%, 05/15/2041(a)	103,581	114,774
Series 2011-3852, Class TP,
5.500%, 05/15/2041(a)	64,943	73,113
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	881,510	1,108,108

	Principal Amount	Value (Note 2)
Series 2011-3873, Class MJ,
4.000%, 06/15/2041	$165,438	$168,862
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	71,558	72,041
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	156,751	183,014
Series 2011-3910, Class JG,
2.750%, 12/15/2037	87,315	88,507
Series 2011-3919, Class AF,
1M US L + 0.35%, 03/15/2030(a)	18,396	18,395
Series 2011-3919, Class BD,
2.500%, 08/15/2039	83,237	83,920
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	356,393
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	946,639	1,174,026
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	1,352,864	1,434,653
Series 2011-3946, Class KB,
3.000%, 11/15/2029	20,085	20,078
Series 2011-3951, Class JB,
4.000%, 08/15/2041	38,342	39,969
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	359,618	374,756
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	57,994
Series 2011-3962, Class FB,
1M US L + 0.50%, 10/15/2039(a)	48,160	48,273
Series 2011-3963, Class JB,
4.500%, 11/15/2041	150,000	171,212
Series 2011-3969, Class JP,
4.500%, 09/15/2041	157,203	169,900
Series 2011-3970, Class HA,
3.000%, 02/15/2026	19,581	19,722
Series 2011-3976, Class A,
3.500%, 08/15/2029	89,967	90,427
Series 2012-3979, Class GA,
3.500%, 05/15/2030	47,779	48,708
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	73,693	72,529
Series 2012-3989, Class JW,
3.500%, 01/15/2042	255,000	288,223
Series 2012-3997, Class EB,
3.500%, 12/15/2041	94,654	103,662
Series 2012-3997, Class EC,
3.500%, 02/15/2042	124,000	141,847

	Principal Amount	Value (Note 2)
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	$78,516	$78,822
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	52,295	51,275
Series 2012-4011, Class DB,
4.000%, 09/15/2041	256,453	291,929
Series 2012-4012, Class GC,
3.500%, 06/15/2040	46,000	49,036
Series 2012-4012, Class GJ,
2.500%, 06/15/2038	51,071	51,454
Series 2012-4012, Class NF,
1M US L + 0.45%, 12/15/2038(a)	26,856	26,929
Series 2012-4020, Class PG,
2.500%, 03/15/2027	26,150	27,145
Series 2012-4037, Class CA,
3.000%, 04/15/2027	67,369	73,707
Series 2012-4039, Class LT,
3.500%, 05/15/2042	62,000	67,756
Series 2012-4050, Class ND,
2.500%, 09/15/2041	135,896	140,015
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	132,645	140,343
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	52,631
Series 2012-4068, Class PE,
3.000%, 06/15/2042	224,000	249,369
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	47,501
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	74,626
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	25,140
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	85,553	85,140
Series 2012-4102, Class DA,
3.000%, 08/15/2041	148,403	146,428
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	55,501	56,602
Series 2012-4120, Class TC,
1.500%, 10/15/2027	20,156	20,401
Series 2012-4122, Class BA,
3.123%, 05/15/2040(c)	281,016	295,380
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	95,664

	Principal Amount	Value (Note 2)
Series 2013-4160, Class HB,
2.500%, 12/15/2032	$55,823	$57,723
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	62,552	63,020
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	51,834
Series 2013-4185, Class PB,
3.000%, 03/15/2043	150,000	166,179
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	102,065	104,165
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	29,796	29,391
Series 2013-4257, Class A,
2.500%, 10/15/2027	86,176	88,380
Series 2013-4259, Class MG,
3.000%, 08/15/2041	18,149	18,661
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	70,654	70,824
Series 2014-4293, Class NM,
4.500%, 06/15/2043	65,082	70,253
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	31,823	31,900
Series 2014-4301, Class U,
3.500%, 07/15/2032	170,249	180,679
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	628,786
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	34,924	36,391
Series 2014-4374, Class NC,
3.750%, 02/15/2046(d)	59,065	59,249
Series 2015-4459, Class CA,
5.000%, 12/15/2034	51,518	56,737
Series 2016-4590, Class AK,
3.500%, 08/15/2027	95,749	103,268
Series 2016-4594, Class JD,
3.000%, 12/15/2042	31,000	31,690
Series 2016-4604, Class CG,
2.500%, 06/15/2046	30,386	29,885
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	469,959	533,495
Series 2018-4766, Class GD,
3.500%, 03/15/2044	21,219	21,597
Series 2018-4767, Class Z,
3.000%, 12/15/2047	33,328	36,512
	Principal Amount	Value (Note 2)
Series 2018-4778, Class ED,
3.500%, 10/15/2042	$17,139	$17,344
Series 2018-4784, Class BP,
3.500%, 04/15/2048	207,000	210,485
Series 2018-4784, Class EA,
4.500%, 11/15/2042	251,649	254,370
Series 2018-4794, Class DC,
4.250%, 08/15/2044	64,969	65,896
Series 2018-4796, Class A,
3.000%, 10/15/2047	9,407	9,322
Series 2018-4830, Class DA,
4.500%, 11/15/2044	259,092	263,365
Series 2018-4846, Class PA,
4.000%, 06/15/2047	80,696	84,108
Series 2018-4852, Class TA,
4.000%, 02/15/2043	267,898	269,318
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	88,424	94,435
Series 2019-4868, Class A,
4.000%, 07/15/2044	134,570	135,381
Series 2019-4870, Class GA,
4.000%, 12/15/2042	17,000	16,993
		28,928,654
Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	61,221	61,060
Series 2003-23, Class F,
1M US L + 0.45%, 12/16/2029(a)	64,051	64,167
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	219,265	219,485
Series 2003-42, Class FE,
1M US L + 0.40%, 01/16/2030(a)	39,200	39,234
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	88,614	88,626
Series 2004-1, Class TE,
5.000%, 06/20/2033	45,595	50,029
Series 2004-15, Class AY,
5.500%, 02/20/2034	146,619	160,205
Series 2004-26, Class ED,
5.500%, 04/16/2034	108,546	121,292
Series 2004-34, Class QL,
5.500%, 05/16/2034	64,000	76,531
Series 2004-55, Class MC,
5.500%, 07/20/2034	58,280	65,198
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,236,493	1,476,996

	Principal Amount	Value (Note 2)
Series 2004-87, Class BC,
4.500%, 10/20/2034	$26,362	$28,312
Series 2005-11, Class PL,
5.000%, 02/20/2035	60,493	67,012
Series 2005-13, Class AE,
5.000%, 09/20/2034	25,280	25,637
Series 2005-13, Class NB,
5.000%, 02/20/2035	22,441	24,788
Series 2005-13, Class BG,
5.000%, 02/20/2035	261,000	291,868
Series 2005-13, Class BE,
5.000%, 09/20/2034	8,076	8,159
Series 2005-3, Class QB,
5.000%, 01/16/2035	192,551	211,202
Series 2005-3, Class JM,
4.750%, 01/20/2035	110,906	123,712
Series 2005-3, Class OC,
5.000%, 01/20/2035	215,000	238,945
Series 2005-3, Class JL,
5.000%, 12/16/2034	200,000	223,502
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	66,252	64,517
Series 2005-49, Class B,
5.500%, 06/20/2035	51,375	57,762
Series 2005-51, Class DC,
5.000%, 07/20/2035	224,020	249,409
Series 2005-56, Class JA,
5.000%, 05/17/2035	28,461	32,210
Series 2005-56, Class BD,
5.000%, 07/20/2035	73,272	83,968
Series 2005-69, Class WD,
5.000%, 05/18/2035	96,891	106,563
Series 2005-73, Class PH,
5.000%, 09/20/2035	142,000	158,168
Series 2005-92, Class PB,
6.000%, 12/20/2035	70,786	82,720
Series 2006-33, Class NA,
5.000%, 01/20/2036	109,763	110,269
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	35,374
Series 2007-18, Class B,
5.500%, 05/20/2035	103,647	118,650
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	164,087
Series 2007-35, Class TE,
6.000%, 06/20/2037	197,905	230,889
Series 2007-35, Class NE,
6.000%, 06/16/2037	80,000	93,652
	Principal Amount	Value (Note 2)
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	$69,467	$68,622
Series 2007-44, Class PH,
6.000%, 07/20/2037	147,905	168,549
Series 2007-6, Class LE,
5.500%, 02/20/2037	70,475	80,264
Series 2007-7, Class PG,
5.000%, 02/16/2037	49,644	55,052
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	218,947	214,261
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	45,724	44,848
Series 2008-20, Class CE,
5.500%, 06/16/2037	100,000	117,873
Series 2008-31, Class PC,
5.500%, 04/20/2038	52,920	59,631
Series 2008-33, Class PB,
5.500%, 04/20/2038	74,851	85,932
Series 2008-37, Class L,
6.000%, 04/20/2038	70,563	81,963
Series 2008-38, Class PL,
5.500%, 05/20/2038	74,278	83,606
Series 2008-38, Class BG,
5.000%, 05/16/2038	67,870	74,721
Series 2008-38, Class PN,
5.500%, 05/20/2038	62,432	71,912
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	126,683
Series 2008-41, Class PE,
5.500%, 05/20/2038	104,573	117,867
Series 2008-47, Class ML,
5.250%, 06/16/2038	47,370	53,298
Series 2008-49, Class PB,
4.750%, 06/20/2038	52,037	57,937
Series 2008-50, Class KB,
6.000%, 06/20/2038	258,943	297,395
Series 2008-51, Class PH,
5.250%, 06/20/2038	86,667	97,904
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	93,574	92,501
Series 2008-55, Class PL,
5.500%, 06/20/2038	49,291	56,226
Series 2008-58, Class PE,
5.500%, 07/16/2038	24,912	28,679
Series 2008-60, Class JN,
5.500%, 07/20/2038	176,197	200,937

	Principal Amount	Value (Note 2)
Series 2008-65, Class PG,
6.000%, 08/20/2038	$129,820	$149,955
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	97,555	99,106
Series 2008-7, Class PQ,
5.000%, 02/20/2038	130,000	145,198
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	70,375
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	87,453	88,239
Series 2008-85, Class PG,
5.250%, 10/20/2038	62,081	64,462
Series 2008-89, Class JD,
6.000%, 08/20/2038	31,030	35,539
Series 2008-89, Class JC,
5.500%, 08/20/2038	76,054	85,970
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	31,209	31,348
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	82,389	83,972
Series 2009-10, Class NB,
5.000%, 02/16/2039	125,258	139,901
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	34,364
Series 2009-118, Class PY,
5.000%, 12/16/2039	41,477	47,601
Series 2009-12, Class NB,
5.000%, 03/20/2039	90,763	103,094
Series 2009-13, Class E,
4.500%, 03/16/2039	168,200	187,280
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	109,164	111,018
Series 2009-24, Class WB,
5.000%, 03/20/2039	162,987	184,575
Series 2009-40, Class AD,
4.500%, 06/20/2039	258,000	308,329
Series 2009-47, Class LT,
5.000%, 06/20/2039	125,044	137,742
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	45,917	46,696
Series 2009-61, Class MP,
5.000%, 08/20/2039	50,675	56,915
Series 2009-65, Class QM,
3.500%, 12/20/2038	35,667	36,737
	Principal Amount	Value (Note 2)
Series 2009-66, Class HQ,
4.500%, 06/16/2039	$1,738	$1,737
Series 2009-69, Class PH,
5.500%, 08/16/2039	82,000	99,868
Series 2009-76, Class PC,
4.000%, 03/16/2039	46,398	46,724
Series 2009-76, Class JB,
4.500%, 07/20/2039	60,233	64,100
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	58,716	59,677
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	103,709	102,414
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	76,247	74,347
Series 2010-130, Class PE,
3.500%, 08/16/2039	18,113	18,318
Series 2010-14, Class HA,
4.500%, 02/16/2040	112,317	126,259
Series 2010-14, Class A,
4.500%, 06/16/2039	22,254	23,385
Series 2010-157, Class OP,
–%, 12/20/2040(b)	21,433	20,155
Series 2010-167, Class WL,
4.500%, 09/20/2040	140,000	159,488
Series 2010-169, Class JZ,
4.000%, 12/20/2040	741,321	774,606
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	132,443
Series 2010-24, Class MQ,
4.250%, 12/20/2038	209	204
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	49,013	49,128
Series 2010-76, Class NC,
4.500%, 06/20/2040	156,000	165,141
Series 2010-84, Class YB,
4.000%, 07/20/2040	30,000	32,042
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	62,635	63,036
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	211,299	213,745
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	294,188	292,857

	Principal Amount	Value (Note 2)
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	$15,798	$15,762
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	76,912	76,638
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	151,288
Series 2011-19, Class MG,
3.000%, 06/16/2040	10,073	10,260
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	117,735	127,957
Series 2011-59, Class QC,
4.000%, 12/20/2040	154,805	164,878
Series 2011-66, Class UA,
4.000%, 05/16/2041	184,378	194,323
Series 2011-71, Class ZC,
5.500%, 07/16/2034	255,320	290,764
Series 2011-97, Class WA,
6.119%, 11/20/2038(a)	78,220	89,683
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	302,303	301,843
Series 2011-H02, Class BA,
4.450%, 02/20/2061(a)	19,656	20,310
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	45,032	45,021
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	175,343	175,304
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	77,075	76,960
Series 2012-17, Class KX,
3.500%, 07/20/2039	10,623	10,790
Series 2012-32, Class PE,
3.500%, 03/16/2042	80,000	92,195
Series 2012-38, Class PL,
3.250%, 01/20/2041	100,000	104,896
Series 2012-48, Class DA,
3.500%, 05/20/2040	10,778	10,798
Series 2012-51, Class VM,
3.500%, 04/16/2025	125,577	133,450
Series 2012-68, Class GE,
3.000%, 05/20/2042	25,000	25,298
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	22,126	22,074
Series 2012-84, Class YC,
2.500%, 07/20/2042	20,000	19,865
	Principal Amount	Value (Note 2)
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	$897,825	$899,032
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	271,155	271,551
Series 2012-H20, Class PT,
1.012%, 07/20/2062(a)	118,321	118,245
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	1,882	1,887
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	441,755
Series 2013-22, Class GB,
2.500%, 08/20/2042	85,000	87,856
Series 2013-69, Class NA,
2.000%, 09/20/2042	197,661	199,577
Series 2013-70, Class JA,
3.000%, 05/20/2043	184,385	184,887
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	21,771	21,745
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	129,499	126,229
Series 2013-H01, Class FA,
1.650%, 01/20/2063	58,841	58,972
Series 2013-H04, Class BA,
1.650%, 02/20/2063	97,351	97,573
Series 2013-H09, Class HA,
1.650%, 04/20/2063	167,917	168,560
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	141,581	141,556
Series 2014-53, Class JM,
7.104%, 04/20/2039(a)	441,793	522,777
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	58,954
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	227,465	228,229
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	29,862	29,850
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	570,058	556,117
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	36,839
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	181,368	177,435

	Principal Amount	Value (Note 2)
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	$126,811	$127,028
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	164,692	160,898
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	67,919	68,047
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	70,137	70,163
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	361,890	362,021
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	44,821	44,926
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	74,305	74,566
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	141,679	142,334
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	265,771	267,296
Series 2016-116, Class GV,
3.000%, 05/20/2026	63,521	66,704
Series 2016-120, Class KA,
2.000%, 09/20/2046	18,188	18,361
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	140,971	142,783
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	593,917	596,302
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	784,955	792,386
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	53,829	53,887
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	202,860	204,808
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	883,873	891,970
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	173,850	175,735
	Principal Amount	Value (Note 2)
Series 2016-H20, Class PT,
4.488%, 09/20/2066(a)	$815,854	$876,390
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	229,101	230,874
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	235,951	232,007
Series 2017-56, Class AZ,
3.000%, 04/20/2047	105,304	115,669
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	67,493	67,582
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	142,494	138,869
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	62,139	62,123
Series 2018-36, Class CZ,
4.000%, 03/20/2048	243,917	287,812
Series 2018-37, Class C,
2.500%, 01/20/2046	51,431	53,309
		25,273,782

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,608,055)		90,945,583

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (2.88%)
Fannie Mae-Aces
Series 2013-M6, Class 1AC,
3.453%, 02/25/2043(a)	9,759,971	11,004,278
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	121,901	124,069
Series 2017-M15, Class A1,
2.959%, 09/25/2027(a)	4,039,433	4,414,761
Series 2018-M12, Class A1,
3.546%, 08/25/2030	4,754,958	5,435,592
Series 2018-M13, Class A1,
3.697%, 03/25/2030(a)	3,910,954	4,559,071
Series 2018-M8, Class A1,
3.325%, 06/25/2028(a)	7,583,713	8,483,390
		34,021,161
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2014-KF05, Class A,
1M US L + 0.35%, 09/25/2021(a)	350,987	351,193

	Principal Amount	Value (Note 2)
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	$328,728	$327,326
		678,519

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $33,533,560)		34,699,680

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.95%)
Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	456,303	455,930
Series 2009-463331,
5.250%, 08/01/2029	697,368	832,819
Series 2010-466566,
4.270%, 11/01/2025	253,337	289,086
Series 2011-468477,
4.590%, 08/01/2026	425,268	483,267
Series 2011-AH9290,
4.000%, 04/01/2041	92,762	97,026
Series 2013-AM 4236,
3.940%, 08/01/2025	228,423	257,353
Series 2013-AM3162,
3.000%, 04/01/2025	784,803	820,585
Series 2014-AM4198,
3.550%, 03/01/2024	99,445	107,849
Series 2014-AM7274,
3.000%, 12/01/2024	250,000	258,492
Series 2015-AM8666,
2.960%, 06/01/2030	186,396	207,488
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	837,825
Series 2015-AM9173,
3.110%, 06/01/2027	251,277	282,876
Series 2015-AM9830,
3.190%, 09/01/2027	369,461	407,877
Series 2016-AN0665,
3.070%, 02/01/2026	200,000	222,106
Series 2016-AN0774,
3.210%, 01/01/2026	183,715	203,612
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	96,226
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	108,202
Series 2017-AN5279,
3.340%, 04/01/2029	474,049	539,559
Series 2017-AN5742,
3.190%, 05/01/2030	142,969	164,308
	Principal Amount	Value (Note 2)
Series 2017-AN7060,
2.930%, 10/01/2027	$1,630,000	$1,766,625
Series 2017-AN7384,
2.880%, 12/01/2027	50,000	56,175
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	264,708
Series 2018-109435,
3.890%, 08/01/2028	1,948,580	2,239,170
Series 2018-387770,
3.625%, 07/01/2028	160,000	181,896
Series 2018-387904,
3.840%, 08/01/2028	692,240	819,837
Series 2018-387905,
3.600%, 01/01/2027	747,137	850,068
Series 2018-AN8198,
3.140%, 01/01/2028	300,000	329,993
Series 2018-AN8486,
3.330%, 04/01/2030	337,593	391,973
Series 2018-AN8493,
3.300%, 02/01/2030	440,128	500,162
Series 2018-AN9038,
3.460%, 05/01/2028	83,000	91,256
Series 2018-AN9354,
3.640%, 06/01/2028	65,000	73,906
Series 2018-BI0404,
4.100%, 11/01/2028	4,011,095	4,698,064
Series 2018-BL0119,
4.090%, 11/01/2026	799,352	923,887
Series 2018-BL0550,
3.770%, 11/01/2028	660,000	782,900
Series 2018-BL0907,
3.880%, 12/01/2028	175,000	209,275
Series 2019-BI2928,
3.410%, 07/01/2027	843,564	960,201
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	790,113
Series 2019-BL1596,
3.480%, 03/01/2029	73,466	85,584
Series 2019-BL3182,
2.980%, 07/01/2029	260,715	293,532
Series 2019-BM6011,
3.354%, 11/01/2026(a)	173,826	189,468
		23,171,279
Freddie Mac Gold Pool
Series 2013-G80393,
5.000%, 08/20/2036	224,517	254,949

Freddie Mac Pool

	Principal Amount	Value (Note 2)
Series 2005-002936, Class FC,
0.575%, 03/15/2029(a)	$35,916	$35,971

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $21,941,741)		23,462,199

CORPORATE BONDS (69.72%)
Aerospace & Defense (2.16%)
BAE Systems PLC
3.400%, 04/15/2030(e)	2,000,000	2,259,207
Boeing Co.
4.510%, 05/01/2023	4,400,000	4,602,796
General Dynamics Corp.
3.250%, 04/01/2025	2,000,000	2,237,274
3.625%, 04/01/2030	1,000,000	1,206,324
4.250%, 04/01/2050	2,000,000	2,782,425
Huntington Ingalls Industries, Inc.
4.200%, 05/01/2030(e)	1,000,000	1,175,501
5.000%, 11/15/2025(e)	2,281,000	2,359,064
L3Harris Technologies, Inc.
3.850%, 12/15/2026	3,544,000	4,091,582
TransDigm, Inc.
6.250%, 03/15/2026(e)	5,000,000	5,281,275
Total Aerospace & Defense		25,995,448

Airlines (0.89%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.800%, 08/15/2027(e)	6,000,000	6,239,419
Southwest Airlines Co.
4.750%, 05/04/2023	2,500,000	2,625,202
5.250%, 05/04/2025	1,750,000	1,876,170
Total Airlines		10,740,791

Apparel & Textile Products (0.54%)
Hanesbrands, Inc.
5.375%, 05/15/2025(e)	2,000,000	2,152,500
VF Corp.
2.400%, 04/23/2025	1,000,000	1,064,371
2.800%, 04/23/2027	2,000,000	2,158,939
2.950%, 04/23/2030	1,000,000	1,101,409
Total Apparel & Textile Products		6,477,219

Automobiles Manufacturing (2.27%)
Ford Motor Co.
8.500%, 04/21/2023	500,000	555,883
9.000%, 04/22/2025	7,000,000	8,256,569
Ford Motor Credit Co. LLC
2.343%, 11/02/2020	777,000	776,274
3.200%, 01/15/2021	2,700,000	2,706,750
3.813%, 10/12/2021	2,500,000	2,531,850
5.875%, 08/02/2021	700,000	719,688
	Principal Amount	Value (Note 2)
General Motors Co.
5.400%, 10/02/2023	$500,000	$551,741
5.950%, 04/01/2049	2,500,000	2,998,406
6.125%, 10/01/2025	3,048,000	3,557,368
6.800%, 10/01/2027	2,000,000	2,438,804
General Motors Financial Co., Inc.
5.200%, 03/20/2023	2,000,000	2,177,032
Total Automobiles Manufacturing		27,270,365

Banks (8.57%)
Associated Bank NA/Green Bay WI
3.500%, 08/13/2021	1,800,000	1,842,546
4.250%, 01/15/2025	934,000	982,861
Bank of New Zealand
2.000%, 02/21/2025(e)	7,375,000	7,746,138
CIT Group, Inc.
1D US SOFR + 3.827%, 06/19/2024(a)	11,895,000	11,909,870
Citizens Financial Group, Inc.
3.750%, 07/01/2024	385,000	416,732
4.150%, 09/28/2022(e)	5,254,000	5,552,893
Series F
5Y US TI + 5.313%, 12/31/2049(a)(f)	5,000,000	5,312,500
Comerica, Inc.
5Y US TI + 5.291%, 12/31/2049(a)(f)	2,000,000	2,140,600
Cooperatieve Rabobank UA
3.750%, 07/21/2026	4,500,000	5,049,232
3.950%, 11/09/2022	675,000	719,538
Credit Suisse AG
1.000%, 05/05/2023	3,150,000	3,186,063
2.800%, 04/08/2022	1,500,000	1,559,267
Danske Bank A/S
5.000%, 01/12/2022(e)	4,625,000	4,876,030
5.375%, 01/12/2024(e)	1,000,000	1,131,375
3M US L + 1.249%, 09/20/2022(a)(e)	1,000,000	1,020,261
3M US L + 1.591%, 12/20/2025(a)(e)	1,750,000	1,878,500
First Horizon National Corp.
3.550%, 05/26/2023	2,500,000	2,623,089
First Republic Bank
1D US SOFR + 0.62%, 02/12/2024(a)	5,500,000	5,667,046
FNB Corp.
2.200%, 02/24/2023	1,800,000	1,801,225
Lloyds Banking Group PLC
1Y US TI + 1.00%, 02/05/2026(a)	500,000	525,239
1Y US TI + 1.10%, 06/15/2023(a)	1,800,000	1,817,438

	Principal Amount	Value (Note 2)
SVB Financial Group
3.125%, 06/05/2030	$8,000,000	$8,905,713
Synovus Bank/Columbus GA
1D US SOFR + 0.945%, 02/10/2023(a)	5,500,000	5,601,321
Truist Bank
5Y US TI + 1.15%, 09/17/2029(a)	4,750,000	4,850,135
Truist Financial Corp.
Series P
5Y US TI + 4.605%, 12/31/2049(a)(f)	4,000,000	4,280,000
US Bancorp
1.375%, 07/22/2030	2,000,000	2,026,754
Wells Fargo & Co.
4.100%, 06/03/2026	4,500,000	5,105,911
1D US SOFR + 1.60%, 06/02/2024(a)	2,800,000	2,855,342
3M US L + 3.77%, 04/04/2031(a)	1,750,000	2,153,032
Total Banks		103,536,651

Biotechnology (0.58%)
Amgen, Inc.
1.900%, 02/21/2025	1,500,000	1,581,411
2.200%, 02/21/2027	2,000,000	2,137,223
2.450%, 02/21/2030	3,000,000	3,240,519
Total Biotechnology		6,959,153

Cable & Satellite (2.48%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031(e)	5,000,000	5,223,698
4.500%, 08/15/2030(e)	2,000,000	2,122,310
Charter Communications Operating LLC / Charter Communications Operating Capital
3.750%, 02/15/2028	8,250,000	9,264,542
4.800%, 03/01/2050	500,000	604,172
3M US L + 1.65%, 02/01/2024(a)	500,000	508,749
Cox Communications, Inc.
4.700%, 12/15/2042(e)	500,000	661,954
Sirius XM Radio, Inc.
3.875%, 08/01/2022(e)	4,335,000	4,421,700
4.125%, 07/01/2030(e)	2,000,000	2,113,100
Time Warner Cable LLC
4.000%, 09/01/2021	4,797,000	4,922,789
Total Cable & Satellite		29,843,014

Chemicals (0.71%)
3M Co.
2.650%, 04/15/2025	1,000,000	1,093,387
3.050%, 04/15/2030	1,000,000	1,163,363
DuPont de Nemours, Inc.
2.169%, 05/01/2023	3,000,000	3,061,394
	Principal Amount	Value (Note 2)
LYB International Finance III LLC
2.875%, 05/01/2025	$3,000,000	$3,245,688
Total Chemicals		8,563,832

Commercial Finance (1.00%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.500%, 07/15/2025	7,493,000	8,047,874
GE Capital Funding LLC
4.400%, 05/15/2030(e)	2,000,000	2,109,968
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023(e)	1,850,000	1,748,636
Total Commercial Finance		11,906,478

Consumer Finance (3.53%)
Ally Financial, Inc.
4.250%, 04/15/2021	1,043,000	1,060,692
7.500%, 09/15/2020	785,000	790,737
American Express Co.
Series B
3M US L + 3.428%, 05/15/2049(a)(f)	7,877,000	7,079,454
Capital One Financial Corp.
2.600%, 05/11/2023	1,600,000	1,680,329
Discover Financial Services
Series D
5Y US TI + 5.783%, 12/31/2049(a)(f)	5,000,000	5,326,500
Fiserv, Inc.
3.500%, 07/01/2029	1,500,000	1,738,970
Global Payments, Inc.
2.900%, 05/15/2030	3,000,000	3,292,868
3.200%, 08/15/2029	1,000,000	1,118,717
3.800%, 04/01/2021	217,000	221,169
4.450%, 06/01/2028	3,000,000	3,583,980
OneMain Finance Corp.
8.875%, 06/01/2025	6,000,000	6,776,100
Quicken Loans LLC
5.250%, 01/15/2028(e)	2,500,000	2,707,438
5.750%, 05/01/2025(e)	2,000,000	2,067,080
Synchrony Financial
3.700%, 08/04/2026	3,192,000	3,336,759
4.250%, 08/15/2024	1,700,000	1,806,555
Total Consumer Finance		42,587,348

Consumer Products (0.90%)
Clorox Co.
1.800%, 05/15/2030	2,000,000	2,092,219
Estee Lauder Cos., Inc.
2.600%, 04/15/2030	4,000,000	4,462,044
Procter & Gamble Co.
2.450%, 03/25/2025	1,850,000	2,015,090
3.000%, 03/25/2030	2,000,000	2,361,529
Total Consumer Products		10,930,882

	Principal Amount	Value (Note 2)
Containers & Packaging (0.54%)
WRKCo, Inc.
3.000%, 06/15/2033	$6,000,000	$6,543,432

Department Stores (1.06%)
Macy’s, Inc.
8.375%, 06/15/2025(e)	3,600,000	3,774,456
Nordstrom, Inc.
8.750%, 05/15/2025(e)	8,200,000	8,983,780
Total Department Stores		12,758,236

Diversified Banks (4.32%)
Bank of America Corp.
4.450%, 03/03/2026	6,532,000	7,552,917
1D US SOFR + 1.53%, 07/23/2031(a)	6,000,000	6,117,767
1D US SOFR + 2.15%, 04/29/2031(a)	4,000,000	4,303,780
Citigroup, Inc.
4.300%, 11/20/2026	6,708,000	7,743,378
JPMorgan Chase & Co.
1D US SOFR + 1.455%, 06/01/2024(a)	4,500,000	4,607,663
1D US SOFR + 2.04%, 04/22/2031(a)	4,000,000	4,323,766
1D US SOFR + 2.46%, 04/22/2041(a)	1,000,000	1,137,794
Mitsubishi UFJ Financial Group, Inc.
1.412%, 07/17/2025	3,250,000	3,328,661
Natwest Group PLC
6.125%, 12/15/2022	6,465,000	7,085,171
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	1,036,351
1Y US TI + 2.55%, 05/22/2028(a)	2,000,000	2,152,619
Standard Chartered PLC
3M US L + 1.209%, 01/30/2026(a)(e)	2,500,000	2,579,434
Total Diversified Banks		51,969,301

Electrical Equipment Manufacturing (1.01%)
BWX Technologies, Inc.
4.125%, 06/30/2028(e)	2,000,000	2,087,500
General Electric Co.
3.625%, 05/01/2030	1,000,000	1,014,103
Honeywell International, Inc.
1.350%, 06/01/2025	2,400,000	2,484,684
Otis Worldwide Corp.
3M US L + 0.45%, 04/05/2023(a)(e)	900,000	897,367
Roper Technologies, Inc.
2.950%, 09/15/2029	2,000,000	2,241,621
	Principal Amount	Value (Note 2)
Trimble, Inc.
4.750%, 12/01/2024	$3,254,000	$3,609,435
Total Electrical Equipment Manufacturing		12,334,710

Entertainment Content (0.11%)
Fox Corp.
4.030%, 01/25/2024	250,000	277,419
WMG Acquisition Corp.
3.875%, 07/15/2030(e)	1,000,000	1,071,605
Total Entertainment Content		1,349,024

Exploration & Production (0.18%)
Concho Resources, Inc.
3.750%, 10/01/2027	2,000,000	2,192,273

Financial Services (6.55%)
Ameriprise Financial, Inc.
3.000%, 04/02/2025	5,000,000	5,462,302
Bank of New York Mellon Corp.
Series G
5Y US TI + 4.358%, 12/31/2049(a)(f)	2,000,000	2,170,560
3M US L + 1.05%, 10/30/2023(a)	264,000	267,907
BGC Partners, Inc.
4.375%, 12/15/2025(e)	2,000,000	2,001,525
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029(e)	2,000,000	2,140,975
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	3,095,205
Goldman Sachs Group, Inc.
3.500%, 04/01/2025	7,006,000	7,769,946
3.800%, 03/15/2030	3,750,000	4,415,917
LPL Holdings, Inc.
4.625%, 11/15/2027(e)	1,000,000	1,033,125
5.750%, 09/15/2025(e)	8,673,000	9,046,936
Morgan Stanley
Series GMTN
3.125%, 01/23/2023	2,000,000	2,127,161
1D US SOFR + 1.143%, 01/22/2031(a)	4,000,000	4,363,845
2.750%, 05/19/2022	75,000	78,051
1D US SOFR + 3.12%, 04/01/2031(a)	9,000,000	10,546,265
National Securities Clearing Corp.
1.200%, 04/23/2023(e)	2,600,000	2,653,095
1.500%, 04/23/2025(e)	1,600,000	1,664,359
Raymond James Financial, Inc.
4.650%, 04/01/2030	9,000,000	11,145,418
State Street Corp.
1D US SOFR + 0.94%, 11/01/2025(a)	1,500,000	1,609,417

	Principal Amount	Value (Note 2)
UBS AG/London
1.750%, 04/21/2022(e)	$1,500,000	$1,531,883
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	1,005,499
1Y US TI + 1.08%, 01/30/2027(a)(e)	2,000,000	2,019,604
USAA Capital Corp.
2.125%, 05/01/2030(e)	2,500,000	2,686,337
Total Financial Services		78,835,332

Food & Beverage (1.91%)
Anheuser-Busch InBev Worldwide, Inc.
3.650%, 02/01/2026	500,000	569,459
4.000%, 01/17/2043	1,920,000	2,210,550
4.900%, 02/01/2046	1,000,000	1,286,485
Campbell Soup Co.
2.375%, 04/24/2030	1,000,000	1,061,317
3.125%, 04/24/2050	2,000,000	2,226,767
3.300%, 03/19/2025	2,850,000	3,129,961
3.800%, 08/02/2042	321,000	342,498
Hershey Co.
1.700%, 06/01/2030	1,000,000	1,047,646
2.650%, 06/01/2050	1,000,000	1,108,256
Hormel Foods Corp.
1.800%, 06/11/2030	5,500,000	5,785,382
Mars, Inc.
1.625%, 07/16/2032(e)	1,000,000	1,016,323
2.375%, 07/16/2040(e)	2,000,000	2,073,205
2.450%, 07/16/2050(e)	1,000,000	1,033,394
Total Food & Beverage		22,891,243

Forest & Paper Products Manufacturing (0.54%)
Georgia-Pacific LLC
2.100%, 04/30/2027(e)	1,000,000	1,063,396
2.300%, 04/30/2030(e)	5,000,000	5,411,130
Total Forest & Paper Products Manufacturing		6,474,526

Hardware (0.48%)
FLIR Systems, Inc.
2.500%, 08/01/2030	3,000,000	3,101,420
NetApp, Inc.
1.875%, 06/22/2025	2,500,000	2,596,243
Total Hardware		5,697,663

Health Care Facilities & Services (2.89%)
Cigna Corp.
Series WI
3.875%, 10/15/2047	2,728,000	3,352,703
3M US L + 0.65%, 09/17/2021(a)	2,895,000	2,895,325
2.400%, 03/15/2030	1,000,000	1,065,538
3.400%, 03/15/2050	3,000,000	3,447,100
4.125%, 09/15/2020	500,000	502,099
DaVita, Inc.
4.625%, 06/01/2030(e)	4,000,000	4,258,700
	Principal Amount	Value (Note 2)
HCA, Inc.
3.500%, 09/01/2030	$3,500,000	$3,682,432
4.125%, 06/15/2029	3,000,000	3,514,721
4.500%, 02/15/2027	3,680,000	4,241,250
5.250%, 04/15/2025	1,737,000	2,025,678
5.250%, 06/15/2049	3,500,000	4,654,720
Jaguar Holding Co. II / PPD Development LP
4.625%, 06/15/2025(e)	500,000	523,315
5.000%, 06/15/2028(e)	500,000	533,125
Total Health Care Facilities & Services		34,696,706

Home & Office Products Manufacturing (0.45%)
Newell Brands, Inc.
4.875%, 06/01/2025	4,950,000	5,389,313

Homebuilders (0.46%)
TRI Pointe Group, Inc.
5.700%, 06/15/2028	5,000,000	5,525,000

Industrial Services (0.26%)
United Rental, Inc. 3.875% 02/15/31
	3,100,000	3,137,500

Integrated Oils (0.92%)
BP Capital Markets America, Inc.
2.937%, 04/06/2023	1,750,000	1,858,232
3.543%, 04/06/2027	5,000,000	5,683,310
BP Capital Markets PLC
5Y US TI + 4.036%, 12/31/2049(a)(f)	2,000,000	2,097,000
Chevron Corp.
1.141%, 05/11/2023	1,400,000	1,431,973
Total Integrated Oils		11,070,515

Machinery Manufacturing (0.06%)
Caterpillar Financial Services Corp.
0.950%, 05/13/2022	700,000	707,740

Mass Merchants (0.47%)
Costco Wholesale Corp.
1.375%, 06/20/2027	2,000,000	2,073,663
1.600%, 04/20/2030	3,000,000	3,106,007
1.750%, 04/20/2032	500,000	524,704
Total Mass Merchants		5,704,374

Medical Equipment & Devices Manufacturing (0.78%)
Alcon Finance Corp.
3.000%, 09/23/2029(e)	2,000,000	2,223,188
3.800%, 09/23/2049(e)	1,000,000	1,220,966
Avantor Funding, Inc.
4.625%, 07/15/2028(e)	2,500,000	2,647,625

	Principal Amount	Value (Note 2)
Baxter International, Inc.
3.750%, 10/01/2025(e)	$1,800,000	$2,067,339
3.950%, 04/01/2030(e)	1,000,000	1,214,717
Total Medical Equipment & Devices Manufacturing		9,373,835

Metals & Mining (0.80%)
Constellium SE
5.625%, 06/15/2028(e)	3,400,000	3,572,975
Steel Dynamics, Inc.
3.250%, 01/15/2031	5,500,000	6,028,649
Total Metals & Mining		9,601,624

Pharmaceuticals (4.42%)
AbbVie, Inc.
2.150%, 11/19/2021(e)	3,250,000	3,318,821
2.950%, 11/21/2026(e)	4,000,000	4,418,242
3.200%, 11/21/2029(e)	1,000,000	1,128,387
3.600%, 05/14/2025	600,000	672,207
4.050%, 11/21/2039(e)	1,250,000	1,533,097
4.250%, 11/21/2049(e)	3,000,000	3,852,232
Bausch Health Cos., Inc.
6.125%, 04/15/2025(e)	2,500,000	2,583,750
7.000%, 03/15/2024(e)	2,500,000	2,614,950
Elanco Animal Health, Inc.
4.662%, 08/27/2021	2,919,000	3,058,601
5.022%, 08/28/2023	5,412,000	5,990,409
5.650%, 08/28/2028	2,003,000	2,332,243
Pfizer, Inc.
2.625%, 04/01/2030	3,000,000	3,406,685
Upjohn, Inc.
1.125%, 06/22/2022(e)	500,000	504,044
1.650%, 06/22/2025(e)	500,000	514,786
2.700%, 06/22/2030(e)	3,000,000	3,206,584
3.850%, 06/22/2040(e)	5,000,000	5,710,486
4.000%, 06/22/2050(e)	7,500,000	8,586,031
Total Pharmaceuticals		53,431,555

Pipeline (3.97%)
Buckeye Partners LP
4.150%, 07/01/2023	3,800,000	3,830,875
Enable Midstream Partners LP
4.150%, 09/15/2029	500,000	453,852
4.400%, 03/15/2027	1,000,000	948,370
4.950%, 05/15/2028	900,000	866,980
Energy Transfer Operating LP
4.200%, 04/15/2027	2,215,000	2,318,431
Series B
3M US L + 4.155%, 12/31/2049(a)(f)	1,256,000	906,512
Series F
5Y US TI + 5.134%, 12/31/2049(a)(f)	1,000,000	810,000
Enterprise Products Operating LLC
2.800%, 01/31/2030	1,000,000	1,073,270
3.200%, 02/15/2052	3,000,000	2,993,139
	Principal	Value
	Amount	(Note 2)
Kinder Morgan, Inc.
2.000%, 02/15/2031	$2,000,000	$1,995,978
3.250%, 08/01/2050	1,000,000	988,515
Midwest Connector Capital Co. LLC
3.625%, 04/01/2022(e)	7,635,000	7,647,991
3.900%, 04/01/2024(e)	3,300,000	3,326,267
MPLX LP
4.875%, 12/01/2024	2,800,000	3,152,838
5.250%, 01/15/2025	2,378,000	2,481,271
3M US L + 0.90%, 09/09/2021(a)	400,000	398,164
Sabine Pass Liquefaction LLC
4.500%, 05/15/2030(e)	5,000,000	5,755,344
Western Midstream Operating LP
4.100%, 02/01/2025	5,500,000	5,495,545
3M US L + 1.85%, 01/13/2023(a)	2,500,000	2,325,833
Total Pipeline		47,769,175

Property & Casualty Insurance (0.26%)
Berkshire Hathaway Finance Corp.
1.850%, 03/12/2030	1,000,000	1,062,834
Fairfax US, Inc.
4.875%, 08/13/2024(e)	2,000,000	2,072,710
Total Property & Casualty Insurance		3,135,544

Railroad (0.44%)
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/2025	5,000,000	5,229,048

Real Estate (0.84%)
Cushman & Wakefield US Borrower LLC
6.750%, 05/15/2028(e)	4,000,000	4,292,500
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
4.625%, 06/15/2025(e)	5,500,000	5,787,320
Total Real Estate		10,079,820

Refining & Marketing (1.18%)
Marathon Petroleum Corp.
4.500%, 05/01/2023	1,500,000	1,626,293
4.700%, 05/01/2025	1,000,000	1,138,853
5.125%, 12/15/2026	1,713,000	2,025,941
Phillips 66
3.700%, 04/06/2023	3,500,000	3,765,370
3.850%, 04/09/2025	5,000,000	5,612,117
Total Refining & Marketing		14,168,574

	Principal	Value
	Amount	(Note 2)
Restaurants (0.15%)
McDonald’s Corp.
2.125%, 03/01/2030	$1,700,000	$1,788,068

Retail - Consumer Discretionary (0.81%)
AutoNation, Inc.
4.750%, 06/01/2030	2,000,000	2,321,483
Gap, Inc.
8.375%, 05/15/2023(e)	500,000	553,438
8.625%, 05/15/2025(e)	2,000,000	2,209,400
8.875%, 05/15/2027(e)	1,000,000	1,118,750
TJX Cos., Inc.
3.875%, 04/15/2030	3,000,000	3,624,238
Total Retail - Consumer Discretionary		9,827,309

Retail - Consumer Staples (0.03%)
Sysco Corp.
3.300%, 07/15/2026	355,000	385,681

Semiconductors (1.73%)
Microchip Technology, Inc.
2.670%, 09/01/2023(e)	7,000,000	7,243,123
3.922%, 06/01/2021	13,279,000	13,596,859
Total Semiconductors		20,839,982

Software & Services (2.40%)
Adobe, Inc.
2.300%, 02/01/2030	1,000,000	1,099,091
Broadridge Financial Solutions, Inc.
2.900%, 12/01/2029	3,000,000	3,289,187
CoStar Group, Inc.
2.800%, 07/15/2030(e)	10,000,000	10,591,898
IHS Markit, Ltd.
4.250%, 05/01/2029	2,000,000	2,375,390
Leidos, Inc.
2.950%, 05/15/2023(e)	1,250,000	1,319,219
3.625%, 05/15/2025(e)	1,000,000	1,108,115
4.375%, 05/15/2030(e)	7,857,000	9,180,669
Total Software & Services		28,963,569

Supermarkets & Pharmacies (0.27%)
Kroger Co.
2.650%, 10/15/2026	2,860,000	3,155,586

Transportation & Logistics (0.49%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.875%, 02/20/2034	5,000,000	5,053,950
Penske Truck Leasing Co. Lp / PTL Finance Corp.
3.375%, 02/01/2022(e)	767,000	791,873
Total Transportation & Logistics		5,845,823
	Principal	Value
	Amount	(Note 2)
Utilities (1.67%)
Berkshire Hathaway Energy Co.
3.700%, 07/15/2030(e)	$1,000,000	$1,218,571
4.250%, 10/15/2050(e)	500,000	670,576
Dominion Energy, Inc.
2.715%, 08/15/2021(d)	2,300,000	2,349,537
3.071%, 08/15/2024(d)	1,500,000	1,630,207
4.104%, 04/01/2021(d)	5,505,000	5,627,773
Exelon Corp.
3.497%, 06/01/2022	2,673,000	2,799,821
5.150%, 12/01/2020	100,000	100,360
Nevada Power Co.
Series DD
2.400%, 05/01/2030	2,000,000	2,195,844
NextEra Energy Capital Holdings, Inc.
2.403%, 09/01/2021	1,000,000	1,022,521
Oncor Electric Delivery Co. LLC
2.750%, 05/15/2030(e)	1,000,000	1,135,729
3.700%, 05/15/2050(e)	1,000,000	1,317,641
Total Utilities		20,068,580

Waste & Environment Services & Equipment (0.37%)
GFL Environmental, Inc.
4.250%, 06/01/2025(e)	4,254,000	4,432,136

Wireless Telecommunications Services (3.01%)
AT&T, Inc.
2.750%, 06/01/2031	9,000,000	9,656,002
3.500%, 06/01/2041	3,000,000	3,267,413
3.650%, 06/01/2051	6,000,000	6,575,793
4.300%, 12/15/2042	1,500,000	1,778,302
Sprint Communications, Inc.
7.000%, 08/15/2020	355,000	356,115
T-Mobile USA, Inc.
2.050%, 02/15/2028(e)	7,000,000	7,196,840
2.550%, 02/15/2031(e)	1,000,000	1,040,140
3.500%, 04/15/2025(e)	1,625,000	1,796,941
3.875%, 04/15/2030(e)	4,000,000	4,583,720
Total Wireless Telecommunications Services		36,251,266

Wireline Telecommunications Services (0.26%)
CenturyLink, Inc.
Series S
6.450%, 06/15/2021	3,000,000	3,111,750

TOTAL CORPORATE BONDS
(Cost $790,591,734)		839,546,994

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (16.55%)
U.S. Treasury Bonds (16.55%)
United States Treasury Bonds
0.625%, 05/15/2030	$13,609,000	$13,721,434
1.125%, 05/15/2040	57,602,000	59,136,552
1.250%, 05/15/2050	29,106,000	29,463,003
2.000%, 02/15/2050	15,635,000	18,779,101
United States Treasury Notes
0.125%, 06/30/2022	28,516,000	28,521,013
0.125%, 07/31/2022	22,000,000	22,006,016
0.250%, 05/31/2025	17,958,000	17,996,932
0.500%, 03/31/2025	4,250,000	4,309,019
1.625%, 10/31/2026	5,000,000	5,398,242
Total U.S. Treasury Bonds		199,331,312

TOTAL GOVERNMENT BONDS
(Cost $193,682,913)		199,331,312

	Shares	Value (Note 2)
PREFERRED STOCK (0.42%)
Financials (0.42%)
Banks (0.12%)
Wells Fargo & Co.(f)	60,000	1,464,000

Consumer Finance (0.13%)
Synchrony Financial(f)	65,000	1,567,800

Life Insurance (0.17%)
MetLife, Inc.(f)	80,000	2,056,000

TOTAL Financials		5,087,800

TOTAL PREFERRED STOCK
(Cost $5,006,250)		5,087,800

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.11%)
Money Market Fund (2.11%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.039%	25,351,410	25,351,410

TOTAL SHORT TERM INVESTMENTS
(Cost $25,351,410)			25,351,410
Value (Note 2)
TOTAL INVESTMENTS (101.18%)
(Cost $1,157,715,663)	$1,218,424,978

Liabilities In Excess Of Other Assets (-1.18%)	(14,261,316)

NET ASSETS (100.00%)	$1,204,163,662

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2020 was 0.15%
3M US L - 3 Month LIBOR as of July 31, 2020 was 0.25%
1Y US TI - 1 Year Treasury Yield as of July 31, 2020 was 0.11%
5Y US TI - 5 Year Treasury Yield as of July 31, 2020 was 0.21%
1D US SOFR - 1 Day SOFR as of July 31, 2020 was 0.10%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2020 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2020.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, the aggregate market value of those securities was $266,342,451, representing 22.12% of net assets.
(f)	Perpetual.

ALPS | Red Rocks Global Opportunity Fund

STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (25.39%)
HarbourVest Global Private Equity, Ltd.(a)	323,577	$6,441,813
HBM Healthcare Investments AG, Class A	14,906	4,382,681
HgCapital Trust PLC	937,000	3,000,922
ICG Enterprise Trust PLC	172,000	1,767,084
NB Private Equity Partners, Ltd.	203,322	2,376,233
Pantheon International PLC Fund(a)	206,000	5,492,553
Princess Private Equity Holding, Ltd.	189,525	1,946,754
Standard Life Private Equity Trust PLC	695,230	2,758,068
TOTAL CLOSED-END FUNDS
(Cost $24,634,176)		28,166,108

COMMON STOCKS (72.53%)
Communications (11.59%)
Internet (2.20%)
Match Group, Inc.(a)	23,800	2,444,260

Media (9.39%)
GCI Liberty, Inc., Class A(a)	14,200	1,113,138
IAC/InterActiveCorp(a)	21,800	2,886,756
Liberty Broadband Corp., Class C(a)	31,100	4,269,097
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	61,800	2,150,022
		10,419,013

TOTAL COMMUNICATIONS		12,863,273

Consumer Discretionary (0.85%)
Internet (0.85%)
Rocket Internet SE(a)(b)(c)	43,500	943,938

TOTAL CONSUMER DISCRETIONARY		943,938

Consumer, Non-Cyclical (2.74%)
Healthcare-Products (1.94%)
Koninklijke Philips NV(a)	15,200	785,400
Stryker Corp.	7,075	1,367,597
		2,152,997

Healthcare-Services (0.80%)
Chemed Corp.	1,800	885,942

TOTAL CONSUMER, NON-CYCLICAL		3,038,939
	Shares	Value (Note 2)
Diversified (1.52%)
Holding Companies-Diversified Operations (1.52%)
Schouw & Co. A/S	20,551	$1,681,714

TOTAL DIVERSIFIED		1,681,714

Financials (43.70%)
Diversified Financial Services (24.90%)
Apollo Global Management, Inc.	39,000	1,914,900
Berkshire Hathaway, Inc., Class B(a)	17,000	3,328,260
Blackstone Group, Inc., Class A	75,200	4,006,656
Cannae Holdings, Inc.(a)	81,700	3,078,456
Carlyle Group, Inc.	55,000	1,565,850
EXOR N.V.	27,600	1,549,960
Intermediate Capital Group PLC	225,100	3,940,167
KKR & Co., Inc., Class A	142,500	5,040,225
Partners Group Holding AG	3,300	3,196,734
		27,621,208

Investment Companies (12.46%)
3i Group PLC	340,000	3,913,575
Ares Capital Corp.	163,500	2,305,350
Eurazeo SE(a)	12,100	633,296
FS KKR Capital Corp.	107,000	1,701,300
Groupe Bruxelles Lambert SA	8,175	709,106
Investor AB, B Shares	40,700	2,414,920
Kinnevik AB, B Shares	26,000	915,212
New Mountain Finance Corp.	137,000	1,231,630
		13,824,389

Private Equity (3.82%)
Altamir	29,600	540,445
Brederode SA	36,703	3,229,550
Clairvest Group, Inc.	12,700	468,339
		4,238,334

Real Estate (2.52%)
Brookfield Asset Management, Inc., Class A	86,299	2,790,046

TOTAL FINANCIALS		48,473,977

Industrials (6.49%)
Electronics (2.32%)
Fortive Corp.	13,400	940,546
Lagercrantz Group AB, B Shares	80,600	1,628,747
		2,569,293

Machinery-Diversified (0.60%)
IDEX Corp.	4,075	671,641

Miscellaneous Manufacturers (3.57%)
Colfax Corp.(a)	53,500	1,555,780

	Shares	Value (Note 2)
Miscellaneous Manufacturers (continued)
Danaher Corp.	11,800	$2,404,840
		3,960,620

TOTAL INDUSTRIALS		7,201,554

Technology (2.76%)
Computers (1.52%)
Leidos Holdings, Inc.	17,700	1,684,332

Software (1.24%)
Fidelity National Information Services, Inc.	9,400	1,375,314

TOTAL TECHNOLOGY		3,059,646

Utilities (2.88%)
Electric (2.44%)
Brookfield Infrastructure Partners LP	64,600	2,702,864

Investment Companies (0.44%)
Brookfield Infrastructure Corp., Class A	10,788	492,364

TOTAL UTILITIES		3,195,228

TOTAL COMMON STOCKS
(Cost $68,764,629)		80,458,269

PREFERRED STOCK (0.26%)
Financials (0.26%)
Investment Companies (0.26%)
Compass Diversified Holdings, Series C, 7.875%(d)	12,500	287,625

TOTAL FINANCIALS		287,625

TOTAL PREFERRED STOCK
(Cost $201,897)		287,625

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (0.86%)
Money Market Fund (0.86%)
State Street Institutional Treasury Plus Money Market Fund	0.116%	958,140	958,140

TOTAL MONEY MARKET FUND			958,140

TOTAL SHORT-TERM INVESTMENTS
(Cost $958,140)			958,140
	7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS (99.04%)
(Cost $94,558,842)			$109,870,142

Other Assets In Excess Of Liabilities (0.96%)			1,065,010

NET ASSETS (100.00%)			$110,935,152

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, the aggregate market value of those securities was $943,938, representing 0.85% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of July 31, 2020 the aggregate market value of those securities was $943,938 representing 0.85% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Clough China Fund

STATEMENT OF INVESTMENTS

July 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (86.09%)
Communications (18.68%)
Media (17.48%)
Autohome, Inc., ADR	6,200	$543,430
JOYY, Inc., ADR(a)	2,800	223,496
Tencent Holdings, Ltd.	77,500	5,316,362
Tencent Music Entertainment Group, ADR(a)	22,500	363,150
Weimob, Inc.(a)	171,000	236,329
		6,682,767

Telecommunications (1.20%)
GDS Holdings, Ltd., ADR(a)	5,695	457,251

TOTAL COMMUNICATIONS		7,140,018

Consumer Discretionary (30.90%)
Apparel & Textile Products (0.74%)
Samsonite International SA(a)	300,300	281,466

Automotive Manufacturing (0.36%)
Geely Automobile Holdings, Ltd.	65,000	136,356

Consumer Services (5.08%)
Cathay Media And Education Group, Inc.(a)	257,000	192,992
Koolearn Technology Holding, Ltd.(a)	53,000	245,725
New Oriental Education & Technology Group, Inc., ADR(a)(b)	5,200	729,040
TAL Education Group, ADR(a)(b)	9,900	773,883
		1,941,640

Gaming, Lodging & Restaurants (1.05%)
Sands China, Ltd.	105,600	402,633

Retail - Consumer Discretionary (23.67%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)(b)	19,647	4,931,790
ANTA Sports Products, Ltd.	11,113	105,496
Hong Kong Television Network, Ltd.(a)	585,000	582,674
JD.com, Inc., ADR(a)	16,300	1,039,777
Li Ning Co., Ltd.	34,843	112,306
Meituan Dianping(a)	67,600	1,672,863
Pinduoduo, Inc., ADR(a)	6,600	605,880
		9,050,786

TOTAL CONSUMER DISCRETIONARY		11,812,881

Consumer Staples (1.16%)
Retail - Consumer Staples (1.16%)
Sun Art Retail Group, Ltd.	320,585	445,549

TOTAL CONSUMER STAPLES		445,549

Financials (19.32%)
Banking (5.22%)
Bank of China, Ltd., Class H	1,202,437	400,422
	Shares	Value (Note 2)
Banking (continued)
China Construction Bank Corp., Class H	1,417,080	$1,033,236
Industrial & Commercial Bank of China, Ltd., Class H	961,967	563,657
		1,997,315

Institutional Financial Services (1.56%)
Hong Kong Exchanges and Clearing, Ltd.	12,500	595,164

Insurance (6.22%)
AIA Group, Ltd.	40,392	364,212
China Life Insurance Co., Ltd., Class H	247,000	566,597
Ping An Insurance Group Co. of China, Ltd., Class H	87,765	926,029
ZhongAn Online P&C Insurance Co., Ltd.(a)	87,300	523,383
		2,380,221

Real Estate (6.32%)
A-Living Services Co., Ltd.	68,000	384,068
KWG Property Holdings, Ltd.	422,000	752,702
Longfor Group Holdings, Ltd.	34,000	168,029
Midea Real Estate Holding, Ltd.	70,400	180,128
Powerlong Commercial Management Holdings, Ltd.	45,500	125,547
Shimao Property Holdings, Ltd.	123,000	521,930
Times Neighborhood Holdings, Ltd.	179,246	282,243
		2,414,647

TOTAL FINANCIALS		7,387,347

Health Care (4.82%)
Biotechnology & Pharmaceuticals (3.93%)
Alphamab Oncology(a)(c)	124,099	269,320
BeiGene, Ltd., ADR(a)	1,050	219,450
Gilead Sciences, Inc.(b)	2,100	146,013
Moderna, Inc.(a)	6,860	508,326
Zai Lab, Ltd., ADR(a)	4,720	359,239
		1,502,348

Health Care Facilities & Services (0.89%)
Wuxi Biologics Cayman, Inc.(a)	16,500	340,624

TOTAL HEALTH CARE		1,842,972

Materials (1.64%)
Construction Materials Manufacturing (1.16%)
Xinyi Glass Holdings, Ltd.	302,000	443,079

Metals & Mining (0.48%)
Zhaojin Mining Industry Co., Ltd., Class H	144,000	182,464

TOTAL MATERIALS		625,543

Technology (9.57%)
Hardware (0.61%)
Apple, Inc.	550	233,772

		Shares	Value (Note 2)
Semiconductors (5.54%)
Infineon Technologies AG		8,156	$207,941
Lam Research Corp.(b)		665	250,811
MediaTek, Inc.		12,000	286,537
Microchip Technology, Inc.		1,200	122,076
Micron Technology, Inc.(a)(b)		4,176	209,030
NVIDIA Corp.		530	225,033
Qorvo, Inc.(a)		3,150	403,672
Taiwan Semiconductor Manufacturing Co., Ltd.		15,000	218,304
Teradyne, Inc.		2,200	195,712
			2,119,116

Software (3.42%)
Bilibili, Inc., ADR(a)		7,200	313,776
NetEase, Inc., ADR(b)		2,165	992,479
			1,306,255

TOTAL TECHNOLOGY			3,659,143

TOTAL COMMON STOCKS
(Cost $23,348,181)			32,913,453

SHORT TERM INVESTMENTS (2.67%)
Money Market Fund (2.67%)
Blackrock Liquidity Funds, T-Fund	0.087%	1,019,795	1,019,795

TOTAL SHORT TERM INVESTMENTS
(Cost $1,019,795)			1,019,795

TOTAL INVESTMENTS (88.76%)
(Cost $24,367,976)			$33,933,248

Other Assets In Excess Of Liabilities (11.24%)(d)			4,298,675

NET ASSETS (100.00%)			$38,231,923

(a)	Non-Income Producing Security.
(b)	Security, or portion of security, is being held as collateral for total return swap contracts aggregating a total market value of $2,151,210.
(c)	Security, or a portion of security, is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2020, the aggregate market value of those securities was $7,374, representing 0.02% of net assets.
(d)	Includes cash which is being held as collateral for total return swap contracts in the amount of $1,025,411.

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
Morgan Stanley	C&S Paper Co., Ltd.	$487,706	1D FEDEF + 255 BPS	9/28/2020	$822,935	$335,229
Morgan Stanley	China International Travel SER	368,816	1D FEDEF + 250 BPS	1/3/2022	671,327	302,511
Morgan Stanley	Guangdong Haid Group Co., Ltd.	560,601	1D FEDEF + 250 BPS	2/11/2021	624,613	64,012
Morgan Stanley	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd.	331,982	1D FEDEF + 250 BPS	1/3/2022	359,395	27,413
Morgan Stanley	Kweichow Moutai Co., Ltd.	540,199	1D FEDEF + 250 BPS	1/3/2022	682,140	141,941
Morgan Stanley	Luxshare Precision Industry Co., Ltd.	445,483	1D FEDEF + 250 BPS	1/3/2022	670,366	224,883
Morgan Stanley	Proya Cosmetics Co., Ltd.	188,363	1D FEDEF + 250 BPS	1/3/2022	209,553	21,190
Morgan Stanley	Sany Heavy Industry Co., Ltd.	435,656	1D FEDEF + 250 BPS	1/3/2022	469,716	34,060
Morgan Stanley	Shenzhen Mindray Bio-Med Electronics Co., Ltd.	352,510	1D FEDEF + 250 BPS	1/3/2022	432,526	80,016
Morgan Stanley	Wuliangye Yibin Co., Ltd.	289,682	1D FEDEF + 255 BPS	9/28/2020	454,975	165,293
Morgan Stanley	Zoomlion Heavy Industry Science & Tech, Ltd.	395,637	1D FEDEF + 255 BPS	9/28/2020	498,713	103,076
		$4,396,635			$5,896,259	$1,499,624

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Depreciation
Morgan Stanley	Gree Electric Appliances, Inc.	$340,693	1D FEDEF + 250 BPS	2/11/2021	$320,350	$(20,343)
Morgan Stanley	Shengyi Technology Co., Ltd.	286,760	1D FEDEF + 255 BPS	9/28/2020	280,713	(6,047)
Morgan Stanley	Venustech Group	259,444	1D FEDEF + 255 BPS	9/28/2020	231,354	(28,090)
Morgan Stanley	Zhongji Innolight Co., Ltd.	195,551	1D FEDEF + 250 BPS	2/11/2021	194,740	(811)
		$1,082,448			$1,027,157	$(55,291)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate received by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate received by the Fund.
*	Payments made when swap contract closes.

Investment Abbreviations:
1D FEDEF - Federal Funds Effective Rate (Daily)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Aggressive
STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.85%)
Equity (97.85%)
First Trust RiverFront Dynamic Asia Pacific ETF(a)	17,154	$816,873
First Trust RiverFront Dynamic Developed International ETF(a)	67,327	3,702,312
First Trust RiverFront Dynamic Emerging Markets ETF(a)	48,295	2,976,242
First Trust RiverFront Dynamic Europe ETF(a)	27,993	1,584,824
RiverFront Dynamic US Dividend Advantage ETF(a)	225,321	7,663,122
RiverFront Dynamic US Flex-Cap ETF(a)	220,324	7,481,520
		24,224,893
TOTAL EXCHANGE TRADED FUNDS
(Cost $23,669,671)		24,224,893

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.13%)
Money Market Fund (1.13%)
State Street Institutional Treasury Plus Money Market Fund	0.116%	279,857	279,857

TOTAL MONEY MARKET FUND			279,857

TOTAL SHORT-TERM INVESTMENTS
(Cost $279,857)			279,857

TOTAL INVESTMENTS (98.98%)
(Cost $23,949,528)			$24,504,750

Other Assets In Excess Of Liabilities (1.02%)			253,519

NET ASSETS (100.00%)			$24,758,269

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Growth & Income
STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.96%)
Debt (27.40%)
RiverFront Dynamic Core Income ETF(a)	536,413	$14,193,488
RiverFront Dynamic Unconstrained Income ETF(a)	46,952	1,193,754
Riverfront Strategic Income Fund(a)	75,112	1,853,013
		17,240,255
Equity (70.56%)
First Trust RiverFront Dynamic Developed International ETF(a)	176,756	9,719,812
First Trust RiverFront Dynamic Emerging Markets ETF(a)	86,915	5,356,250
RiverFront Dynamic US Dividend Advantage ETF(a)	629,491	21,408,863
RiverFront Dynamic US Flex-Cap ETF(a)	233,156	7,917,255
		44,402,180
TOTAL EXCHANGE TRADED FUNDS
(Cost $57,710,137)		61,642,435

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (2.13%)
Money Market Fund (2.13%)
State Street Institutional Treasury Plus Money Market Fund	0.116%	1,336,892	1,336,892

TOTAL MONEY MARKET FUND			1,336,892

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,336,892)			1,336,892

TOTAL INVESTMENTS (100.09%)
(Cost $59,047,029)			$62,979,327

Liabilities In Excess Of Other Assets (-0.09%)			(53,969)

NET ASSETS (100.00%)			$62,925,358

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

RiverFront Asset Allocation Moderate
STATEMENT OF INVESTMENTS
July 31, 2020 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (97.94%)
Debt (46.95%)
RiverFront Dynamic Core Income ETF(a)	835,504	$22,107,436
RiverFront Dynamic Unconstrained Income ETF(a)	37,855	962,464
Riverfront Strategic Income Fund(a)	63,075	1,556,060
		24,625,960
Equity (50.99%)
First Trust RiverFront Dynamic Developed International ETF(a)	51,295	2,820,712
RiverFront Dynamic US Dividend Advantage ETF(a)	535,879	18,225,138
RiverFront Dynamic US Flex-Cap ETF(a)	167,863	5,700,107
		26,745,957
TOTAL EXCHANGE TRADED FUNDS
(Cost $47,712,781)		51,371,917

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.05%)
Money Market Fund (1.05%)
State Street Institutional Treasury Plus Money Market Fund	0.116%	552,280	552,280

TOTAL MONEY MARKET FUND			552,280

TOTAL SHORT-TERM INVESTMENTS
(Cost $552,280)			552,280

TOTAL INVESTMENTS (98.99%)
(Cost $48,265,061)			$51,924,197

Other Assets In Excess Of Liabilities (1.01%)			530,769

NET ASSETS (100.00%)			$52,454,966

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2020 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, Clough China Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth & Income , RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund (each, a “Fund” and collectively, the “Funds”). Prior to March 31, 2020, the ALPS | Red Rocks Global Opportunity Fund was known as the ALPS | Red Rocks Listed Private Equity Fund.

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. The Clough China Fund seeks to provide investors with long-term capital appreciation. The RiverFront Asset Allocation Aggressive seeks to achieve long-term capital appreciation, the RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income, and the RiverFront Asset Allocation Moderate has two primary investment objectives- it seeks (1) to provide a level of current income that exceeds the average yield on U.S. stocks, and (2) growth of capital. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2020, net assets of the CoreCommodity Fund were $ 474,311,237, of which $ 104,019,213 or 21.93% represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

Basis of Consolidation for the ALPS | Kotak India Growth Fund

ALPS | Kotak India Growth Fund, (the “Kotak Fund”) invests in the equity securities of Indian companies through its wholly owned, collective investment vehicle, the India Premier Equity Portfolio (the “Portfolio”). The Portfolio is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, financial statements of the Portfolio are included in the consolidated financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund. As of July 31, 2020, net assets of the Kotak Fund were $ 150,506,361, of which $6,596,968 or 4.38% represented the Kotak Fund’s ownership of all issued shares and voting rights of the Subsidiary.

The Portfolio is a tax resident of Mauritius enabling it to claim beneficial tax treatment provided under the tax treaty between India and Mauritius. Prior to April 1, 2017, the tax treaty allowed the portfolio to claim full exemption from capital gains on sale of Indian securities. However, pursuant to the changes to the tax treaty between India and Mauritius effective April 1, 2017, the gains arising to the portfolio from sale of shares of Indian companies are taxable in India except for gains arising from sale of shares which were purchased prior to April 1, 2017. The tax treaty still allows the portfolio to claim exemption on capital gains arising from securities other than shares. Further, India enacted the General Anti-Avoidance Rule (GAAR) in its tax law effective April 1, 2017 which contains treaty override provisions whereby the Indian tax authorities could deny treaty benefits to the portfolio if it is established that the main purpose of the investments made through the portfolio is to benefit from the tax treaty and the portfolio does not have sufficient commercial substance in Mauritius or one of the other GAAR test is satisfied.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund and the ALPS | Smith Short Duration Bond Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2020:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)
United States	$39,488,770	$103	$–	$39,488,873
Other	66,965,185	–	–	66,965,185
Master Limited Partnerships(a)	630,238	–	–	630,238
Government Bonds	–	310,829,534	–	310,829,534
Total	$107,084,193	$310,829,637	$–	$417,913,830
Other Financial Instruments
Assets
Futures Contracts	$14,217,472	$–	$–	$14,217,472
Total Return Swap Contracts	–	535	–	535
Liabilities
Futures Contracts	(12,869,169)	–	–	(12,869,169)
Total	$1,348,303	$535	$–	$1,348,838

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$–	$4,353,115	$–	$4,353,115
Consumer Discretionary	–	15,905,121	–	15,905,121
Consumer Staples	–	11,558,227	–	11,558,227
Energy	416,204	15,485,608	–	15,901,812
Financials	7,191,757	35,130,491	–	42,322,248
Health Care	–	8,627,309	–	8,627,309
Industrials	–	13,080,295	–	13,080,295
Information Technology	1,373,524	18,405,784	–	19,779,308
Materials	–	13,515,375	–	13,515,375
Real Estate	–	1,268,806	–	1,268,806
Utilities	–	920,875	–	920,875
Total	$8,981,485	$138,251,006	$–	$147,232,491

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$2,955,484	$–	$2,955,484
Commercial Mortgage-Backed Securities	–	662,768	–	662,768
Mortgage-Backed Securities	–	3,243,648	–	3,243,648
Corporate Bonds	–	86,218,456	–	86,218,456
Government Bonds	–	33,235,155	–	33,235,155
Short Term Investments	1,344,615	–	–	1,344,615
Total	$1,344,615	$126,315,511	$–	$127,660,126

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$90,945,583	$–	$90,945,583
Commercial Mortgage-Backed Securities	–	34,699,680	–	34,699,680
Mortgage-Backed Securities	–	23,462,199	–	23,462,199
Corporate Bonds	–	839,546,994	–	839,546,994
Government Bonds	–	199,331,312	–	199,331,312
Preferred Stock	5,087,800	–	–	5,087,800
Short Term Investments	25,351,410	–	–	25,351,410
Total	$30,439,210	$1,187,985,768	$–	$1,218,424,978

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Global Opportunity Fund
Closed-End Funds	$1,946,754	$26,219,354	$–	$28,166,108
Common Stocks
Communications	12,863,273	–	–	12,863,273
Consumer Discretionary	–	943,938	–	943,938
Consumer, Non-cyclical	2,253,539	785,400	–	3,038,939
Diversified	–	1,681,714	–	1,681,714
Financials	27,971,457	20,502,520	–	48,473,977
Industrials	5,572,807	1,628,747	–	7,201,554
Technology	3,059,646	–	–	3,059,646
Utilities	3,195,228	–	–	3,195,228
Preferred Stock	287,625	–	–	287,625
Short-Term Investments	958,140	–	–	958,140
Total	$58,108,469	$51,761,673	$–	$109,870,142

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Clough China Fund
Common Stocks
Communications	$1,587,327	$5,552,691	$–	$7,140,018
Consumer Discretionary	8,273,362	3,539,519	–	11,812,881
Consumer Staples	–	445,549	–	445,549
Financials	–	7,387,347	–	7,387,347
Health Care	1,233,028	609,944	–	1,842,972
Materials	–	625,543	–	625,543
Technology	2,946,361	712,782	–	3,659,143
Short Term Investments	1,019,795	–	–	1,019,795
Total	$15,059,873	$18,873,375	$–	$33,933,248
Other Financial Instruments
Assets:
Total Return Swap Contracts	$–	$1,499,624	$–	$1,499,624
Liabilities:
Total Return Swap Contracts	–	(55,291)	–	(55,291)
Total	$–	$1,444,333	$–	$1,444,333

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Aggressive
Exchange Traded Funds	$24,224,893	$–	$–	$24,224,893
Short-Term Investments	279,857	–	–	279,857
Total	$24,504,750	$–	$–	$24,504,750

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$61,642,435	$–	$–	$61,642,435
Short-Term Investments	1,336,892	–	–	1,336,892
Total	$62,979,327	$–	$–	$62,979,327

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Moderate
Exchange Traded Funds	$51,371,917	$–	$–	$51,371,917
Short-Term Investments	552,280	–	–	552,280
Total	$51,924,197	$–	$–	$51,924,197

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Moderate normally pays dividends, if any, on a quarterly basis and distributes capital gains annually. ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2020 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended July 31, 2020 were as follows:

RiverFront Asset Allocation Aggressive

Security Name	Market Value as of October 31, 2019	Purchases	Sales	Market Value as of July 31, 2020	Share Balance as of July 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
First Trust RiverFront Dynamic Asia Pacific ETF	$1,811,145	$134,205	$(960,405)	$816,873	17,154	$29,736	$139,903	$(307,975)
First Trust RiverFront Dynamic Developed International ETF	7,983,054	-	(3,656,608)	3,702,312	67,327	90,361	2,747	(626,881)
First Trust RiverFront Dynamic Emerging Markets ETF	3,061,672	1,042,382	(1,070,749)	2,976,242	48,295	72,456	86,860	(143,923)
First Trust RiverFront Dynamic Europe ETF	2,155,285	607,444	(1,208,205)	1,584,824	27,993	26,309	180,038	(149,738)
RiverFront Dynamic US Dividend Advantage ETF	5,518,661	3,853,956	(2,118,872)	7,663,122	225,321	89,675	521,823	(112,446)
RiverFront Dynamic US Flex-Cap ETF	14,520,890	-	(6,513,031)	7,481,520	220,324	120,784	4,526	(530,865)
RiverFront Dynamic Core Income ETF	-	331,620	(331,171)	-	-	1,031	-	(449)
	35,050,707	5,969,607	(15,859,041)	24,224,893		430,352	935,897	(1,872,277)

RiverFront Asset Allocation Growth & Income

Security Name	Market Value as of October 31, 2019	Purchases	Sales	Market Value as of July 31, 2020	Share Balance as of July 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$15,798,220	$5,506,464	$(7,668,633)	$14,193,488	536,413	$243,657	$493,582	$63,855
RiverFront Dynamic Unconstrained Income ETF	1,571,631	92,896	(464,855)	1,193,754	46,952	45,072	4,348	(10,266)
Riverfront Strategic Income Fund	3,468,620	1,257,064	(2,714,205)	1,853,013	75,112	64,392	(71,783)	(86,683)
First Trust RiverFront Dynamic Developed International ETF	11,891,781	4,298,877	(6,081,502)	9,719,812	176,756	162,309	668,241	(1,057,585)
First Trust RiverFront Dynamic Emerging Markets ETF	6,012,392	1,003,078	(1,596,183)	5,356,250	86,915	146,427	80,477	(143,514)
RiverFront Dynamic US Dividend Advantage ETF	18,147,419	6,907,143	(4,424,434)	21,408,863	629,491	265,772	946,502	(167,765)
RiverFront Dynamic US Flex-Cap ETF	19,189,665	2,748,939	(12,622,999)	7,917,255	233,156	161,570	95,113	(1,493,463)
First Trust RiverFront Dynamic Asia Pacific ETF	827,482	-	(722,547)	-	-	10,654	109,629	(214,564)
First Trust RiverFront Dynamic Europe ETF	3,430,593	-	(3,121,377)	-	-	23,032	207,534	(516,750)
	80,337,803	21,814,461	(39,416,735)	61,642,435		1,122,885	2,533,643	(3,626,735)

RiverFront Asset Allocation Moderate

Security Name	Market Value as of October 31, 2019	Purchases	Sales	Market Value as of July 31, 2020	Share Balance as of July 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$25,091,122	$3,287,940	$(7,286,031)	$22,107,436	835,504	$385,246	$758,263	$256,142
RiverFront Dynamic Unconstrained Income ETF	1,207,998	41,617	(287,767)	962,464	37,855	35,577	5,402	(4,786)
Riverfront Strategic Income Fund	2,552,574	1,068,435	(1,958,938)	1,556,060	63,075	49,089	(50,015)	(55,996)
First Trust RiverFront Dynamic Developed International ETF	3,128,156	321,341	(547,894)	2,820,712	51,295	47,316	(45,901)	(34,990)
RiverFront Dynamic US Dividend Advantage ETF	19,202,692	5,166,597	(6,755,420)	18,225,138	535,879	252,322	661,648	(50,379)
RiverFront Dynamic US Flex-Cap ETF	11,218,993	-	(5,086,413)	5,700,107	167,863	93,849	3,698	(436,171)
First Trust RiverFront Dynamic Emerging Markets ETF	-	610,529	(509,448)	-	-	-	-	(101,081)
	62,401,535	10,496,459	(22,431,911)	51,371,917		863,399	1,333,095	(427,261)